                                                       '33 ACT FILE NO. 33-21951
                                                       '40 ACT FILE NO. 811-5559

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10
                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 11

                       FINANCIAL HORIZONS INVESTMENT TRUST
               (Exact Name or Registrant as Specified in Charter)

                             Three Nationwide Plaza
                              Columbus, Ohio 43215
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (614) 249-7855

      Ms. Rae Mercer Pollina                   Send Copies of Communication to:
      Three Nationwide Plaza                   Druen, Rath & Dietrich
      Columbus, Ohio 43215                     One Nationwide Plaza
      (Name and Address of Agent for           Columbus, Ohio 43215
      Service)

It is proposed that this filing will become effective on February 28, 1997, pursuant to paragraph (b) of Rule 485.

Pursuant to Rule 24f-2, the Registrant has declared an indefinite number of its shares of beneficial interest registered. Registrant filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1996, on December 27, 1996.

                       FINANCIAL HORIZONS INVESTMENT TRUST
                              CROSS REFERENCE SHEET

N-1A Item No.                                     Location

                                     PART A

Item 1.  Cover Page                               Cover Page
Item 2.  Synopsis                                 Summary of Trust Expenses
Item 3.  Condensed Financial Information          Financial History of the Trust
Item 4.  General Description of Registrant        Cover Page
                                                  Investment Objectives and
                                                  Policies
Item 5.  Management of the Fund                   Management of the Trust
Item 6.  Capital Stock and Other Securities       Additional Information
Item 7.  Purchase of Securities Being Offered     How To Invest
Item 8.  Redemptions or Repurchase                How to Redeem Shares
Item 9.  Pending Legal Proceedings                *

                                     PART B

Item 10. Cover Page                               Cover Page
Item 11. Table of Contents                        Table of Contents
Item 12. General Information and History          General Information and
                                                  History
Item 13. Investment Objectives and Policies       Additional Information As To
                                                  Investment Objectives and
                                                  Policies; Investment
                                                  Restrictions
Item 14. Management of the Registrant             Trustees and Officers of the
                                                  Trust
Item 15. Control Persons and Principal Holders
         of Securities                            Major Shareholders
Item 16. Investment Advisory and Other Services   Investment Manager and Other
                                                  Services
Item 17. Brokerage Allocation                     Brokerage Allocation
Item 18. Capital Stock and Other Securities       Major Shareholders
Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered                 Purchases, Redemptions and
                                                  Pricing of Shares

Item 20. Tax Status                               Tax Status
Item 21. Underwriters                             *
Item 22. Calculation of Yield Quotations of
         Money Market Funds                       Calculating Yield - Cash
                                                  Reserve Fund
Item 23. Financial Statements                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, numbered, in Part C to this Registration Statement.

* Not applicable or negative answer

FEBRUARY 28, 1997

                      FINANCIAL HORIZONS INVESTMENT TRUST


          -- CASH RESERVE FUND


          -- GOVERNMENT BOND FUND


          -- MUNICIPAL BOND FUND


          -- GROWTH FUND


                      FINANCIAL HORIZONS INVESTMENT TRUST



                                 P.O. BOX 1492


                             THREE NATIONWIDE PLAZA


                           COLUMBUS, OHIO 43216-1492


                      FOR INFORMATION AND ASSISTANCE, CALL


                                 1-800-848-0920


  Financial Horizons Investment Trust ("Trust") is an open-end, diversified investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated May 9, 1988. The Trust offers shares in four separate series ("Funds"), each with its own investment objective.
--------------------------------------------------------------------------------

  The investment objective of the Cash Reserve Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity through investing in a diversified portfolio of high quality money market instruments maturing in 397 days or less.
  The investment objective of the Government Bond Fund is to provide as high a level of income as is consistent with capital preservation from securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

  The investment objective of the Municipal Bond Fund is to provide as high a level of municipal income as is consistent with the preservation of capital through investing in diversified portfolio of investment grade municipal bonds.

  The investment objective of the Growth Fund is to provide long-term capital appreciation through investing in equity securities with above average, long-term growth potential.

--------------------------------------------------------------------------------


TABLE OF CONTENTS
SUMMARY OF TRUST EXPENSES...........................      2
FINANCIAL HIGHLIGHTS................................      3
INVESTMENT OBJECTIVES AND POLICIES..................      4
MANAGEMENT OF THE TRUST.............................      8
HOW TO INVEST.......................................      9
PRIVILEGES AND SERVICES.............................     10
HOW TO REDEEM SHARES................................     12
ADDITIONAL INFORMATION..............................     14
NET INCOME AND DISTRIBUTIONS........................     14
TAX STATUS..........................................     15
DESCRIPTION OF SECURITIES...........................     16
INVESTMENT TECHNIQUES...............................     18


--------------------------------------------------------------------------------

  This Prospectus provides you with the basic information you should know before investing in shares of the Trust. You should read it and keep it for future reference. A Statement of Additional Information, dated February 28, 1997, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling 1-800-848-0920 or writing Nationwide Advisory Services, Inc., P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216-1492.
--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


AN INVESTMENT IN THE CASH RESERVE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE CASH RESERVE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------


   UNLIKE CERTIFICATES OF DEPOSITS AND OTHER TRADITIONAL BANK PRODUCTS, SHARES OF FINANCIAL HORIZONS INVESTMENT TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR INSURED BY, ANY BANK OR FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER STATE OR FEDERAL AGENCY. SHARES OF FINANCIAL HORIZONS INVESTMENT TRUST ARE SUBJECT TO RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND MAY FLUCTUATE IN VALUE. FINANCIAL HORIZONS INVESTMENT TRUST SHARES ARE OFFERED BY LICENSED REGISTERED REPRESENTATIVES OF VARIOUS BROKER-DEALERS AND NOT BY YOUR BANK OR OTHER FINANCIAL INSTITUTION. YOUR BANK OR OTHER FINANCIAL INSTITUTION IS NOT A BROKER-DEALER.



       THE STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 28, 1997,


                      IS INCORPORATED HEREIN BY REFERENCE.

               =================================================
               -------------------------------------------------
                                SUMMARY OF TRUST
                                    EXPENSES

  The purpose of this summary is to assist an investor in understanding the various costs and expenses that will be borne directly or indirectly by investing in the Funds. For a more detailed explanation of these expenses, see "Management of the Trust" and "How to Redeem Shares."

                        SHAREHOLDER TRANSACTION EXPENSES


                                    GOVERN-   MUNICI-
                            CASH      MENT      PAL
                          RESERVE     BOND      BOND     GROWTH
                         ----------------------------------------
Maximum Sales Load
  Imposed on Purchases      None      None      None      None
Maximum Sales Load
  Imposed on Reinvested
  Dividends                 None      None      None      None
Redemption or Exchange
  Fees                      None      None      None      None
Deferred Sales Load (as a
  percent of redemption
  proceeds)                 None     5.00%     5.00%     5.00%


  A deferred sales load is imposed at the following declining rates for applicable Funds. If you choose to have your redemption wired to your bank, a $5 wire transfer fee will be deducted from the proceeds. (See "How to Redeem Shares.")


  MONTHS SINCE       PERCENTAGE OF
    PURCHASE           REDEMPTION
 PAYMENTS MADE          PROCEEDS
----------------    ----------------
      0-12               5.00%
     13-24               5.00%
     25-36               4.00%
     37-48               3.00%
     49-60               2.00%
     61-72               1.00%
73 & thereafter          0.00%


                         ANNUAL FUND OPERATING EXPENSES

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)



                     CASH    GOVERNMENT   MUNICIPAL
                    RESERVE     BOND        BOND      GROWTH
                    -------  ----------   ---------   ------
Management Fees       0.40%     0.65%        0.65%     0.65%
12b-1 Fees*           0.00%     0.00%*       0.50%*    0.50%*
Other Expenses        0.25%     0.19%        0.21%     0.29%
                    -------      ---          ---     ------
Total Fund
  Operating
  Expenses**          0.65%     0.84%        1.36%     1.44%



The expenses and fees set forth in the preceding table and the following example are for the fiscal year ended October 31, 1996.



* The Distributor waived .25% of the total .75% 12b-1 fee on the Government Bond, Municipal Bond, and Growth funds and waived an additional .50% of 12b-1 fees on the Government Bond Fund pursuant to NASD guidelines which limit sales charges and distribution fees.



Effective November 8, 1996 until further written notice, the distributor will waive the entire .75% 12b-1 fee on all applicable funds.



** During the year ended October 31, 1996, total fund operating expenses if no expenses were waived would have been 1.59%, 1.61%, and 1.69% respectively on the Government Bond, Municipal Bond, and Growth Fund.



EXAMPLE:


  The following table illustrates the expenses an investor would pay on a $1,000 investment over various time periods assuming (1) a 5% annual return and (2) redemption at the end of each time period:


            CASH      GOVERNMENT    MUNICIPAL
           RESERVE       BOND         BOND       GROWTH
           -------    ----------    ---------    ------
1 Year       $ 7         $ 59         $  64       $ 65
3 Years      $21         $ 67         $  83       $ 86
5 Years      $36         $ 67         $  94       $ 99
10 Years     $81         $104         $ 164       $172



  You would pay the following expenses on the same investment, assuming no redemption:



            CASH      GOVERNMENT    MUNICIPAL
           RESERVE       BOND         BOND       GROWTH
           -------    ----------    ---------    ------
1 Year       $ 7         $  9         $  14       $ 15
3 Years      $21         $ 27         $  43       $ 46
5 Years      $36         $ 47         $  74       $ 79
10 Years     $81         $104         $ 164       $172



  The above example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS


                           (YEARS ENDED OCTOBER 31,)

------------------------------------------

                                                Net                                         Distributions
                                              Realized                                          from
                 Net                        Gain (Loss)                      Dividends          Net                         Net
                Asset          Net              and             Total           from          Realized                     Asset
               Value--      Investment       Unrealized          from           Net          Gain from         Total       Value--
              Beginning       Income        Appreciation      Investment     Investment      Investment      Distribu-     End of
              of Period       (Loss)       (Depreciation)     Operations       Income       Transactions       tions       Period
------------------------------------------------------------------------    -------------------------------------------------------
                     INCOME FROM INVESTMENT OPERATIONS                                         LESS DISTRIBUTIONS
------------------------------------------------------------------------    -------------------------------------------------------

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
               $ 10.00        $  .25           $  .34           $  .59         $ (.11)         $   --          $(.11)      $10.48
-----------------------------------------------------------------------------------------------------------------------------------
                 10.48           .32            (1.90)           (1.58)          (.25)             --           (.25)        8.65
-----------------------------------------------------------------------------------------------------------------------------------
                  8.65           .17             3.72             3.89           (.30)           (.25)          (.55)       11.99
-----------------------------------------------------------------------------------------------------------------------------------
                 11.99           .22              .43              .65           (.18)             --           (.18)       12.46
-----------------------------------------------------------------------------------------------------------------------------------
                 12.46           .08             1.73             1.81           (.10)             --           (.10)       14.17
-----------------------------------------------------------------------------------------------------------------------------------
                 14.17           .03              .95              .98           (.04)             --           (.04)       15.11
-----------------------------------------------------------------------------------------------------------------------------------
                 15.11          (.01)            3.23             3.22           (.01)+          (.15)          (.16)       18.17
-----------------------------------------------------------------------------------------------------------------------------------
                 18.17           .01             3.28             3.29             --           (1.99)         (1.99)       19.47
===================================================================================================================================

MUNICIPAL BOND FUND

               $ 10.00        $  .51           $  .19           $  .70         $ (.51)         $   --          $(.51)      $10.19
-----------------------------------------------------------------------------------------------------------------------------------
                 10.19           .68             (.15)             .53           (.68)           (.04)          (.72)       10.00
-----------------------------------------------------------------------------------------------------------------------------------
                 10.00           .65              .61             1.26           (.65)             --           (.65)       10.61
-----------------------------------------------------------------------------------------------------------------------------------
                 10.61           .61              .07              .68           (.61)           (.04)          (.65)       10.64
-----------------------------------------------------------------------------------------------------------------------------------
                 10.64           .56             1.22             1.78           (.56)           (.11)          (.67)       11.75
-----------------------------------------------------------------------------------------------------------------------------------
                 11.75           .49            (1.62)           (1.13)          (.49)           (.27)          (.76)        9.86
-----------------------------------------------------------------------------------------------------------------------------------
                  9.86           .50              .90             1.40           (.50)             --           (.50)       10.76
-----------------------------------------------------------------------------------------------------------------------------------
                 10.76           .48              .01              .49           (.48)             --           (.48)       10.77
===================================================================================================================================

GOVERNMENT BOND FUND

               $ 10.00        $  .73           $  .41           $ 1.14         $ (.73)         $   --          $(.73)      $10.41
-----------------------------------------------------------------------------------------------------------------------------------
                 10.41           .96             (.28)             .68           (.96)             --           (.96)       10.13
-----------------------------------------------------------------------------------------------------------------------------------
                 10.13           .90              .68             1.58           (.89)           (.01)          (.90)       10.81
-----------------------------------------------------------------------------------------------------------------------------------
                 10.81           .89              .25             1.14           (.89)           (.06)          (.95)       11.00
-----------------------------------------------------------------------------------------------------------------------------------
                 11.00           .63              .50             1.13           (.66)           (.16)          (.82)       11.31
-----------------------------------------------------------------------------------------------------------------------------------
                 11.31           .58            (1.10)            (.52)          (.58)           (.09)          (.67)       10.12
-----------------------------------------------------------------------------------------------------------------------------------
                 10.12           .68              .95             1.63           (.68)             --           (.68)       11.07
-----------------------------------------------------------------------------------------------------------------------------------
                 11.07           .68             (.15)             .53           (.68)             --           (.68)       10.92
===================================================================================================================================

CASH RESERVE FUND

               $  1.00        $  .06           $   --           $  .06         $ (.06)         $   --          $(.06)      $ 1.00
-----------------------------------------------------------------------------------------------------------------------------------
                  1.00           .07               --              .07           (.07)             --           (.07)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
                  1.00           .05               --              .05           (.05)             --           (.05)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
                  1.00           .03               --              .03           (.03)             --           (.03)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
                  1.00           .02               --              .02           (.02)             --           (.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
                  1.00           .03               --              .03           (.03)             --           (.03)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
                  1.00           .05               --              .05           (.05)             --           (.05)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
                  1.00           .05               --              .05           (.05)             --           (.05)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
                                             Net                           Net
                                          Investment                    Investment
                                            Income                        Income
                            Expenses      (Loss) to       Expenses      (Loss) to                                  Net Assets
                           to Average      Average       to Average      Average                     Average       at End of
                Total         Net            Net            Net            Net         Portfolio    Commission       Period
                Return       Assets         Assets        Assets*        Assets*       Turnover     Rate Paid       (000's)
-----------------------------------------------------------------------------------------------------------------------------------
                                              RATIOS/SUPPLEMENTAL DATA                                               ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                  6.5%       1.48%          2.62%          2.17%          1.73%           22.4%           --         $  531
-----------------------------------------------------------------------------------------------------------------------------------
                 (15.5)       1.42           3.49           2.17           2.73           47.5            --            526
-----------------------------------------------------------------------------------------------------------------------------------
                  46.7        1.20           2.01           1.95           1.26            5.7            --          1,175
-----------------------------------------------------------------------------------------------------------------------------------
                   5.4        1.27           1.45           2.02            .70           12.1            --          3,095
-----------------------------------------------------------------------------------------------------------------------------------
                  14.6        1.44           0.63           2.03            .05           13.0            --          5,165
-----------------------------------------------------------------------------------------------------------------------------------
                   6.9        1.59           0.21           1.90           (.82)          14.1            --          6,787
-----------------------------------------------------------------------------------------------------------------------------------
                  21.6        1.47           (.05)          1.72           (.30)          29.2            --          7,594
-----------------------------------------------------------------------------------------------------------------------------------
                  19.4        1.44            .03           1.69           (.22)          17.2      5.9080(cents)     9,095
===================================================================================================================================
MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                  8.2%       1.43%          5.79%          2.12%          4.65%           34.5%           --         $1,073
-----------------------------------------------------------------------------------------------------------------------------------
                   4.8         .69           6.63           2.10           5.25           16.1            --          1,709
-----------------------------------------------------------------------------------------------------------------------------------
                  13.0         .30           6.28           1.69           4.85           45.1            --          5,632
-----------------------------------------------------------------------------------------------------------------------------------
                   6.6         .65           5.65           1.62           4.68           58.0            --         14,641
-----------------------------------------------------------------------------------------------------------------------------------
                  17.2        1.01           4.81           1.61           4.11           47.0            --         25,858
-----------------------------------------------------------------------------------------------------------------------------------
                 (10.1)       1.27           4.58           1.57           4.28           69.7            --         26,412
-----------------------------------------------------------------------------------------------------------------------------------
                  14.5        1.35           4.82           1.60           4.57           60.8            --         25,806
-----------------------------------------------------------------------------------------------------------------------------------
                   4.7        1.36           4.53           1.61           4.28           38.8            --         20,500
===================================================================================================================================
GOVERNMENT BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                 13.5%       1.42%          8.33%          2.11%          6.98%             --%           --         $1,119
-----------------------------------------------------------------------------------------------------------------------------------
                   6.9          --           9.32           1.98           7.37           51.0            --          3,150
-----------------------------------------------------------------------------------------------------------------------------------
                  16.3          --           8.22           1.73           6.49           95.3            --         25,873
-----------------------------------------------------------------------------------------------------------------------------------
                  10.9         .65           8.18           1.66           7.17           87.7            --         64,249
-----------------------------------------------------------------------------------------------------------------------------------
                  10.8        1.00           5.55           1.61           4.93          143.6            --         84,602
-----------------------------------------------------------------------------------------------------------------------------------
                  (4.8)       1.28           5.42           1.58           5.12          174.4            --         70,218
-----------------------------------------------------------------------------------------------------------------------------------
                  16.7         .89           6.42           1.58           5.73          140.6            --         69,190
-----------------------------------------------------------------------------------------------------------------------------------
                   5.0         .84           6.26           1.59           5.51           21.0            --         58,737
===================================================================================================================================
CASH RESERVE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                  7.5%       1.53%          7.39%          2.23%          6.17%             --%           --         $2,133
-----------------------------------------------------------------------------------------------------------------------------------
                   6.9        1.46           6.64           2.21           5.87             --            --          2,413
-----------------------------------------------------------------------------------------------------------------------------------
                   5.3        1.06           5.10           1.81           4.34             --            --          2,416
-----------------------------------------------------------------------------------------------------------------------------------
                   3.1        1.06           3.02           1.82           2.28             --            --          2,538
-----------------------------------------------------------------------------------------------------------------------------------
                   2.1        1.17           2.04           2.20            .79             --            --          2,788
-----------------------------------------------------------------------------------------------------------------------------------
                   3.1         .84           3.14           1.06           2.92             --            --          3,950
-----------------------------------------------------------------------------------------------------------------------------------
                   5.4         .65           5.29            .65           5.29             --            --          4,150
-----------------------------------------------------------------------------------------------------------------------------------
                   5.0         .65           4.86            .65           4.86             --            --          4,243
-----------------------------------------------------------------------------------------------------------------------------------
<S
GROWTH FUND
--------------------
                1989**
--------------------
                1990
--------------------
                1991
--------------------
                1992
--------------------
                1993
--------------------
                1994
--------------------
                1995
--------------------
                1996
====================
MUNICIPAL BOND FUND
--------------------
                1989**
--------------------
                1990
--------------------
                1991
--------------------
                1992
--------------------
                1993
--------------------
                1994
--------------------
                1995
--------------------
                1996
====================
GOVERNMENT BOND FUND
--------------------
                1989**
--------------------
                1990
--------------------
                1991
--------------------
                1992
--------------------
                1993
--------------------
                1994
--------------------
                1995
--------------------
                1996
====================
CASH RESERVE FUND
--------------------
                1989**
--------------------
                1990
--------------------
                1991
--------------------
                1992
--------------------
                1993
--------------------
                1994
--------------------
                1995
--------------------
                1996
--------------------



      *  Ratios calculated as if no expenses were waived.
      +  Distribution in excess of net investment income.


      ** Period from December 19, 1988 (commencement of operations) through
         October 31, 1989. Total return and ratios are annualized for periods of less than twelve months.



         The information in the above table has been audited by KPMG Peat Marwick LLP, Independent Auditors, whose report thereon, insofar as it relates to each of the years in the five year period ended October 31, 1996, appears in the Statement of Additional Information. The Statement of Additional Information and the Annual Report, which contains further information about the Fund's performance including Managements Discussion of Fund Performance may be obtained free of charge by calling 1-800-848-0920.

               =================================================
               -------------------------------------------------
                                WHAT IS A MUTUAL
                                     FUND?


  A mutual fund is an investment company which makes investments on behalf of many individuals who share common goals. The money from all of the investors, whether a large or small amount, is pooled with that of others. Professional money managers then invest that pooled money in stocks, bonds or other securities, that, in the manager's judgment, will help the investors to achieve their objectives. Each investor, or shareholder, has a beneficial ownership of a share of the assets in the fund. This structure enables the smallest investors to enjoy the same rates of return and benefits of diversification that are generally reserved for only the most affluent investors.



WHAT ARE SOME OF THE ADVANTAGES OF
INVESTING IN A FUND?


------------------------------------------------------------


DIVERSIFICATION


  We all know it's not wise to place all of our investment dollars into one basket. In a mutual fund, managers generally distribute the shareholders' dollars among dozens of securities, thereby reducing the risk inherent in owning a smaller number of securities.


PROFESSIONAL MANAGEMENT

  Professional money managers make decisions regarding the purchase and sale of securities within the funds. Their decisions are based on extensive research and analysis. Very few individual investors have the time or the expertise to duplicate their efforts.


LIQUIDITY

  As a mutual fund investor, you can redeem all or part of your shares on any business day. Since the value of your beneficial ownership of a share of the fund may fluctuate from day to day, the amount you receive upon redemption may be more or less than your original investment.


CONVENIENCE

  As a shareholder, you can expect to receive confirmations and statements involving the ownership of your shares, including information relevant to dividends and capital gains (if any). In addition, you may make purchases or sales of your shares on any business day that the financial markets are open.


A VARIETY OF CHOICES

  Many funds, such as the Financial Horizons Investment Trust funds, offer a variety of funds, known as a "family." Each of the funds offers a different investment objective, ranging from the more conservative to the more aggressive. As your needs change, you may find it advantageous to transfer all or a part of your money to another fund within the family.


               =================================================
               -------------------------------------------------
                             INVESTMENT OBJECTIVES
                                  AND POLICIES


  The Trust is designed to enable long-term investors to pursue a wide range of financial goals and to shift assets among the different Funds in response to changing personal objectives or economic conditions. Investments in each of the Funds of the Trust are made in many different securities which provide diversification to reduce risk. While there is careful selection and constant supervision by a team of professional investment managers, there can be no guarantee that the Funds' objectives will be achieved. Shareholder approval is required to change each Fund's investment objective and to change the investment restrictions of the Trust.



CASH RESERVE FUND

------------------------------------------------------------

  The Cash Reserve Fund is designed to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity through investments in a portfolio of money market instruments with a remaining maturity of 397 days or less. The Fund seeks to achieve its objective by investing in instruments receiving a rating in one of the two highest categories by the following six nationally recognized statistical rating organizations (NRSROs):
Duff and Phelps, Inc. (D&P); Fitch Investors Services, Inc. (Fitch); Moody's Investors Service, Inc. (Moody's); Standard & Poors Corp. (S&P); IBCA Limited and its affiliate, IBCA, Inc. (IBCA); and Thomson Bank Watch (Thomson).

  The types of instruments in which the Fund may invest are:


  - Obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies or instrumentalities, U.S. dollar denominated obligations of foreign governments, or any federally chartered corporation.


  - Repurchase Agreements may be entered into by the Fund in respect to any of the securities described above. The agreement is to purchase obligations, which the Fund is qualified to purchase, and at the same time the Fund resells it to the vendor and is obligated to redeliver the security to the vendor on an agreed date in the future and at an agreed price. The resale price is in excess of the purchase price and unrelated to the rate on the purchased security. These transactions afford the Fund an opportunity to earn, at no market risk, a return on cash which is only temporarily available. However, no more than 10% of its assets may be subject to repurchase agreements maturing in more than seven days. Potential risks associated with investment in repurchase agreements are twofold:
1) in the event of default of an issuer and a decrease in the value of the underlying securities below the repurchase price, the Fund could suffer a loss; and 2) in the event of an issuer's bankruptcy, a Fund's ability to dispose of underlying securities could be delayed.


  - Obligations of banks which, at the date of investment, are rated A2 or better by IBCA and TBW1 by Thomson, and have total assets in excess of $500 million, and the obligations of the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Obligations of savings and loan associations (including certificates of deposit and bankers' acceptances) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $500 million; and obligations of other banks or savings and loan associations if such obligations of other banks or savings and loan associations are insured by the Federal Deposit Insurance Corporation, provided that not more than 10% of the Fund's total assets shall be invested in such insured obligations.


  - Taxable or partly taxable obligations issued by state, county, or municipal governments.


  - Commercial Paper which at the date of investment is rated Duff 1 or Duff 2 by D&P, F-1 or F-2 by Fitch, P-1 or P-2 by Moody's, or A-1 or A-2 by S&P; or if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or Better by D&P, AA or better by Fitch, Aa or better by Moody's, or AA or better by S&P.


  The Fund may also invest up to 5% of its total assets in commercial paper which at the date of investment is rated F-2 by Fitch, Duff 2 by D&P, P-2 by Moody's, or A-2 by S&P. However, the Fund is limited as to the amount it may invest in the commercial paper of a single issuer to the greater of 1% of the Fund's total assets or $1 million.


  - Short-term corporate obligations which, at the date of investment, are rated AA or better by D&P, AA or better by Fitch, Aa or better by Moody's, or AA or better by S&P.


  - Bank loan participation agreements representing corporations and banks having a short-term rating, at the date of investment, of F-1 or F-2 by Fitch, Duff 1 or Duff 2 by D&P, P-1 or P-2 by Moody's, or A-1 or A-2 by S&P, under which the fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to the creditworthiness of the borrower.


  The Fund may invest in securities of foreign corporate issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S. dollar denominations which at the date of investment are rated A1 or A2 by IBCA or TBW1 by Thomson. Because of this, investment in the Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include: future political and economic developments; the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio; possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.

  All the assets of the Fund will be invested in obligations with stated remaining maturities of 397 days or less and which generally will be held to maturity. The Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to, changing business, economic and financial conditions. The Fund will attempt to maximize the return on its investments through careful analysis of a wide range of investments available and the different yield relationships existing among various sectors of the market. The dollar weighted average maturity of the Fund's investment may not exceed 90 days. There can, however, be no assurance that the Fund's investment objective will be achieved.


  The Cash Reserve Fund is designed for investors who are seeking a place to temporarily invest funds while awaiting opportunities in other markets or for those investors who are currently unsure in which of the other Funds to invest. A description of NRSRO ratings is found in the Appendix to the Statement of Additional Information on page 10.



GOVERNMENT BOND FUND

------------------------------------------------------------

  The investment objective of the Government Bond Fund ("Government Fund") is to provide as high a level of income as is consistent with the preservation of capital. The Government Fund will normally invest at least 65% of its assets in bonds issued by the U.S. government, and its agencies and instrumentalities (see Description of Securities, U.S. Government Securities, p. 16). These bonds pay interest at regular intervals, usually semi-annually, and pay principal at maturity.


  The Government Fund may invest up to 35% of its assets in zero coupon securities (see "Description of Securities, Zero Coupon Securities," p. 17) or mortgage-related securities (see Description of Securities, Mortgage-Related Securities, p. 17) and up to 20% of its assets in securities purchased on a "when-issued" or on a "forward delivery" basis (see Investment Techniques, When-Issued Securities, p. 19). The Government Fund may also enter into repurchase agreements (see Investment Techniques, Repurchase Agreements, p. 18) in any of the securities described above.


  The Government Fund will normally invest no more than 20% of its assets in repurchase agreements or in U.S. Government Securities maturing in less than one year (see Statement of Additional Information for a further discussion of the risks associated with bond funds). For temporary defensive purposes, however, the Fund may invest up to 100% of its assets in these securities.


  There is minimal default risk involved in the purchase of U.S. government or U.S. government guaranteed securities. Securities issued by U.S. government agencies or instrumentalities, while perhaps having the implicit backing of the U.S. government, may not have an explicit guarantee of the payment of principal and interest (see Description of Securities, U.S. Government Securities, p. 16).


  The value of shares of the Government Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk (when interest rates decline, the market value of a portfolio invested at higher yields can be expected to rise; conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to fall) does exist. While the Government Fund will engage in portfolio trading (shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital) to manage this risk, there is no assurance that capital will be preserved. Thus, the Government Fund is designed for those willing to accept market fluctuations to obtain income.



MUNICIPAL BOND FUND

------------------------------------------------------------

  The investment objective of the Municipal Bond Fund ("Municipal Fund") is to provide as high a level of municipal income as is consistent with the preservation of capital. Municipal income is used herein to mean income earned on municipal obligations. The Municipal Fund will normally invest at least 65% of the value of its total assets in debt securities generally called bonds.

  A fundamental policy of the Municipal Fund is that it will normally invest at least 80% of its assets in the following municipal obligations (see Description of Securities, Municipal Obligations, p. 18): (a) municipal bonds rated within the four highest credit categories Aaa, Aa, A or Baa by Moody's and/or AAA, AA, A or BBB by S&P, (b) state and municipal notes rated MIG-1 and MIG-2 by Moody's and/or SP-1 by S&P and (c) other types of short-term municipal securities such as commercial paper, provided that such securities are rated at least Prime-2 by Moody's or A-2 by S&P (see the appendix to the Statement of Additional Information for an explanation of Moody's and S&P's ratings). The categories Baa by Moody's and BBB by S&P are considered to lack outstanding investment characteristics and do have some speculative characteristics. An obligation, not rated by either Moody's or S&P, may be considered once an equivalent rating has been assigned by the Investment Adviser.


  The Municipal Fund may invest up to 40% of its assets in securities purchased on a "when-issued" or on a "forward delivery" basis (see Investment Techniques, When-Issued Securities, p. 19). It may also invest in securities affected by alternative minimum tax to the extent that such investments would be advantageous.


  The Municipal Fund will normally invest no more than 20% of its assets in short-term debt securities. (See Description of Securities, Short Term Debt Securities, p. 16.) For temporary defensive purposes, the Municipal Fund may invest up to 100% of its assets in either municipal or taxable short-term debt securities.


  There are three types of risks: interest rate risk, credit risk and diversification risk. The value of shares of the Municipal Fund will vary inversely with changes in interest rates. It also can be affected by the market's perception of changes in risk associated with specific credits. As perceived credit risk increases, the value of a specific credit generally decreases, and the converse is also true. Additionally, an increase in the Fund's concentration in specific market segments or specific credits results in less diversification and potentially an increase in the Fund's market risk. Because of these risks, the Municipal Fund's net asset value per share will fluctuate. Thus, the Municipal Fund is designated for those investors who are willing to accept possible market fluctuations to obtain income.


  Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities may be enacted in the future. Before investing in any fixed income security, you should determine whether your after-tax return is likely to be higher with a taxable or with a municipal security. (Refer to Tax Status, p. 15, for more information.)



GROWTH FUND

------------------------------------------------------------

  The investment objective of the Growth Fund is to provide long-term capital appreciation. The Growth Fund will focus on investments that are seen to unfold over the long term, and will avoid investing on the basis of cyclical opportunity. Generally, long term would mean a period of between two and five years.


  The Growth Fund looks at a long term investment as one that will likely provide total return greater than that of the market in general over the relevant investment horizon. This total return would be composed of dividends paid plus increased price valuation of the security compared to its purchase price valuation.


  In evaluating the prospects for the earnings or asset growth that should provide increased price valuation, the Growth Fund normally considers: a) quality of management and sufficient financial wherewithal to successfully exploit the company's business opportunities, b)social, economic, demographic, and/or technological trends that present the company with significant future business opportunities, and c)the degree to which there are barriers to competition in the company's business, with higher barriers tending to increase the company's opportunity to achieve superior growth.


  The above criteria, present in sufficient degree, will normally present the Fund with numerous investment alternatives. However, the Fund will not invest unless it believes it is buying at a price valuation considerably lower than the future valuation over the relevant investment horizon.


  Management anticipates that over the long term, sufficient investments will be available under the criteria listed above to meet its objectives. However, it is not restricted to those criteria should market conditions dictate that its objective be met by adopting, in full or in part, other investment criteria.

  The Growth Fund maintains a policy of maximum flexibility in managing its portfolio. While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the portion of one or another class of securities that may be held which in any way inhibit management in the selection of appropriate investments to reach objectives.


  While there is careful selection and constant supervision of the Growth Fund, there can be no guarantee that its objectives will be achieved. In seeking appreciation in price valuation, the Growth Fund may, for example, invest in a developmental stage company. Such an investment may not pay a dividend or produce the anticipated price valuation. It could even experience a reduction in price valuation with no capital gain resulting from its sale. In no event, however, may the Growth Fund invest more than 5% of its assets in companies which have a record of less than three years continuous operation or in securities for which market quotations are not readily available.


  The Growth Fund is designed to serve investors who do not require income, but are primarily interested in the growth of their capital. More details on investment objectives, investment policies, and investment restrictions are contained in the Statement of Additional Information.



               =================================================
               -------------------------------------------------
                                 MANAGEMENT OF
                                   THE TRUST



  The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust whereas the officers perform the daily functions of the Trust.


  Under the terms of the Investment Advisory Agreement, Nationwide Advisory Services, Inc. ("NAS" or "Adviser"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Trust. NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which in turn is a wholly owned subsidiary of Nationwide Financial Services, Inc. NAS was incorporated in 1960 and has served as a registered investment advisor for 37 years. The Trust pays to the Adviser fees based on the average daily net assets of the Funds at the rate of .65% per annum for the Growth Fund, Municipal Bond Fund and Government Bond Fund, and .40% per annum for the Cash Reserve Fund. NAS, as Distributor, markets the shares of the Funds of the Trust. It also provides the accounting services, including daily valuation of each Fund's shares, preparation of financial statements, taxes and regulatory reports. The individuals primarily responsible for the day to day management of each fund's portfolio are as follows:


  GROWTH FUND -- Laura Klebe, Senior Investment Analyst. Laura received Bachelor of Science and Masters of Business Administration Degrees from Case Western Reserve University. Before joining Nationwide in June of 1994, Laura was employed at Dow Chemical for two and one-half years as an Equity Securities Analyst. She has managed the Growth Fund since January 1996.


  MUNICIPAL BOND FUND -- J. Randall Baney, Director -- Municipal Securities. Randy received a Bachelor of Science Degree with a major in Economics and Statistical Analysis from The Ohio State University and an MBA from the University of Dayton. He has managed the Municipal Bond Fund since its inception in 1988.


  GOVERNMENT BOND FUND -- Wayne T. Frisbee, Director -- Investments. Wayne received a Bachelor of Science Degree in Business Administration from The Ohio State University. He has managed the Government Bond Fund since its inception in 1988.


  CASH RESERVE FUND -- Karen G. Mader, Securities Portfolio Manager. Karen received a Bachelor of Arts degree in Political Science and a Masters degree in International Business and Political Science, both from The Ohio State University. She has managed the Cash Reserve Fund since its inception in 1988.



DISTRIBUTION


  The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the

Investment Company Act of 1940. The Plan provides that the Trust will pay NAS, as Distributor, compensation accrued daily and paid monthly at the annual rate of .75% of average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund. No distribution fees will be paid by the Cash Reserve Fund. On March 1, 1994, NAS began waiving .25% of the total .75% annual 12b-1 fees for the Growth, Municipal Bond and Government Bond Funds. Effective November 8, 1996, the Distributor began waiving the entire .75% annual 12b-1 fee and will continue to waive all the 12b-1 fee until further written notice. The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares of the Growth Fund, Municipal Bond Fund and Government Bond Fund.


  The purpose of the payments to NAS under the Trust's Plan is to compensate NAS for its distribution services to the Trust. Distribution expenses paid by NAS may include costs of printing and mailing prospectuses and sales literature to prospective investors and compensation to broker-dealers.


SHAREHOLDER SERVICES

  Nationwide Investors Services, Inc. ("NIS"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Trust. NIS is a wholly owned subsidiary of NAS.


  NIS, in its capacity as transfer agent, shall maintain appropriate shareholder account information, deposit and process all investments on a timely basis, process and mail redemption checks, examine and process legal changes in share registrations, respond to inquiries from investors, and prepare and mail confirmation statements. In its capacity as dividend disbursing agent, NIS shall calculate shareholder's dividends and capital gain distributions, prepare and mail distribution checks or cause reinvestment of distributions where required and prepare and mail dividend distribution confirmations. Additionally, NIS shall prepare, mail and tabulate all proxies relating to shareholder meetings, address and mail various reports including semiannual and annual reports, and solicit taxpayer identification numbers.



               =================================================
               -------------------------------------------------
                                    EXPENSES



  In addition to the investment management fees and transfer agent fees previously discussed, the Trust will be responsible for certain other expenses, including custodian fees, printing and postage related to shareholders' reports, auditing and legal fees and trustee fees and expenses.



               =================================================
               -------------------------------------------------
                          MANAGEMENT'S DISCUSSIONS OF
                               FUND'S PERFORMANCE



  The 1996 Annual Report contains management's discussion of each Fund's performance including narrative discussions by the Funds' portfolio managers and line graphs comparing the performance of each fund since their inception to that of the S&P 500 Index, Lehman Brothers Municipal Bond Index, Merrill Lynch Government Master Index, or Merrill Lynch Mortgage Master Index, as appropriate, and the Consumers Price Index over the same periods. Copies of the 1996 Annual Report can be obtained free of charge by writing the Funds or calling the toll free number (1-800-848-0920).



               =================================================
               -------------------------------------------------
                                 HOW TO INVEST



  A minimum investment of $1,000 is required and subsequent investments of $100 or more may be made at any time. The Funds reserve the right to reject any order. A confirmation statement will be mailed to you after each purchase.


  There are three ways to invest:


1. BY MAIL -- Complete the application in this Prospectus (additional payments to an existing account do not require the submission of a new application) and mail with your check or other negotiable bank draft payable to:


       Financial Horizons Investment Trust


       P.O. Box 1492


       Columbus, Ohio 43216-1492

   Orders for the purchase of shares accompanied by a check or other negotiable bank draft received in good order will receive the net asset value determined upon the date of receipt by the Transfer Agent, NIS. The Funds reserve the right to refuse certain third party checks.


   BY CONFIRMED ORDER -- Only a broker dealer firm may place a confirmed order. Complete the application in this prospectus with your Account Executive (additional payments to an existing account do not require the submission of a new application) and deliver to your Account Executive a check or other negotiable bank draft. All confirmed orders for the purchase of shares of any of the funds will receive the net asset value next determined after receipt of the order by NIS.


2.BY WIRE -- Request that your bank transmit immediately available funds by wire to the Funds' custodian bank. If you choose to establish your account or make subsequent investments by wire directly from your bank to the Funds' custodian bank, you must telephone our Customer Service Center (1-800-848-0920) by 11 a.m. Eastern Time and the wire must be received by the Funds' custodian bank by 2 p.m. Eastern Time in order to obtain same day investment. The bank that wires your money may charge a small fee for this service. If you are opening a new account, you must then complete an application and mail it to NIS.


                               PURCHASE OF SHARES


  Shares are purchased at net asset value. The net asset value is computed as of the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on days when the New York Stock Exchange is open and on such other days as the Board of Trustees determines and on days on which there is sufficient trading in a Fund's portfolio to materially affect the net asset value of that Fund. The Trust will not compute net asset value on customary national business holidays, including Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. In determining the total net assets, portfolio securities, except for the Cash Reserve Fund, are valued at the quoted closing sale price or, if none, at their bid quotations obtained from an independent pricing organization which employs a combination of methods, including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities and by comparing valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees. Money market instruments held by the Cash Reserve Fund are valued at amortized cost in accordance with the rules of the Securities and Exchange Commission. Expenses and fees are accrued daily. The net asset value per share of the Cash Reserve Fund is ordinarily $1.00.


               =================================================
               -------------------------------------------------
                                 PRIVILEGES AND
                                    SERVICES


  The Funds offer the following privileges and services to you. Additional information about any of the services may be obtained by calling our toll free telephone number listed on the cover page of this prospectus.


  EXCHANGE PRIVILEGE -- The Exchange Privilege allows you to exchange from any one of the Trust's Funds to any other of the Trust's Funds. The Exchange Privilege is a convenient way to take advantage of the different investment objectives of the Trust's Funds in order to respond to changes in your investment goals or in market conditions.


  An exchange is a sale and purchase of shares and, for federal income tax purposes, may result in a capital gain or loss. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. Shares of the fund exchanged to must be registered in the shareholder's state of residence. There is no limit to the number of exchanges you may make. Amounts exchanged from the Growth, Municipal Bond, and Government Bond Funds retain their original cost and purchase date for purposes of the contingent deferred sales charge. An exchange may be made in writing to Nationwide Investors Services, Inc., P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216-1492. Please be sure that your letter is signed by all owners of the account and that your account number and the Fund you wish to exchange to are included.


  You may use the Telephone Exchange Privilege if you have established that privilege. You must telephone our toll free number listed on the cover page of this prospectus by 4:00 p.m. Eastern Time to receive that day's closing share price. You may not revoke your request once instructions have been recorded and accepted.


  The Trust reserves the right at any time without prior notice to suspend, limit or terminate the Telephone Exchange Privilege or its use in any manner by any person or class. Election of the privilege authorizes the Trust and its transfer agent to voice-record all instructions to exchange. The Trust will employ reasonable procedures for the protection of shareholders to confirm that instructions communicated by telephone are genuine, such as, but not limited to, recording the conversation, requiring some form of personal identification and providing written confirmation of the transaction. If these procedures are not followed, the Trust may be liable for any loss due to unauthorized or fraudulent instructions.


  AUTOMATED DOLLAR COST AVERAGING -- This systematic investment plan is designed especially for investors who want to invest large blocks of assets, but not all at one time. An initial investment of $5,000 or more is made in the Cash Reserve Fund. Then a fixed amount that you predetermine (minimum of $100) is transferred systematically monthly into one of the other FHIT Funds.


  This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly transfer from the Cash Reserve Fund to the FHIT Fund you select, buys more shares when share prices fall during low markets, and fewer shares at inflated prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.


  Those who have a more cautious outlook on investing can transfer smaller sums monthly and spread the transfer of assets into another FHIT Fund over a longer period of time, while those with a less cautious outlook can transfer larger sums over a shorter period. Either way, you receive the added benefits of current rates paid on the portion of your investment in the Cash Reserve Fund, along with the stability offered by the Cash Reserve Fund's fixed share price. The holding period for amounts transferred from the Cash Reserve Fund begins on the date of transfer for purposes of the contingent deferred sales charge.


  SYSTEMATIC INVESTMENT PLANS -- Begin a systematic investment plan ($100 minimum) by authorizing monthly transfers directly from your personal bank checking account. The withdrawals from your bank account will begin on the 5, 15, or 20th of the month which you indicate, unless your application is received less than 20 days prior to this date. If your application is received less than 20 days prior to the date that you have indicated as your first withdrawal date, your first withdrawal will occur on the 5, 15, or 20th of the following month. When the date falls on a weekend or holiday, the withdrawal from your bank account will occur on the next business day. You pay no fee for this service. You may terminate at any time.


  TOLL-FREE INFORMATION AND ASSISTANCE -- Available between the hours of 8:00 a.m.-5:00 p.m. Eastern Time through our service representatives. Call 1-800-848-0920.


  RETIREMENT PLANS -- Shares of the Cash Reserve Fund, Government Fund and Growth Fund may be purchased for self-employed retirement plans, individual retirement accounts (IRAs), simplified employee pension plans, corporate retirement plans and other qualified plans. For a free information kit, call our toll-free number.


  SHAREHOLDER CONFIRMATION -- You will receive a confirmation statement within ten business days following all transactions. Growth Fund shareholders receive a statement semi-annually following the June and December dividend payments. Shareholders of the Cash Reserve,

Government Bond and Municipal Bond Funds receive a monthly statement.

  SHAREHOLDER REPORTS -- All shareholders will receive semi-annual and annual reports detailing the financial operations of the Trust.


  WITHDRAWAL PLANS ($50 OR MORE) -- You may have checks for any fixed amount of $50 or more sent to you (or anyone you designate) automatically and at regular intervals from your Fund account. If you have an account of $5,000 or more, you may receive such checks every quarter. If you have an account of $10,000 or more, checks may be received every month. Withdrawal plan redemptions occur five business days before the end of the calendar month. Withdrawal plans, like other redemptions, are subject to the contingent deferred sales charge.


  AVERAGE COST REPORTING -- Each calendar year, shareholders who had one or more redemptions during the prior year will receive an Average Cost Statement. This statement provides the gain or loss on the shares sold based upon the single category average cost method. The Average Cost method is only one of four cost basis methods available to shareholders. It is not available or applicable to fiduciary or corporate accounts, nor to accounts opened by transfers with different registrations.



               =================================================
               -------------------------------------------------
                              HOW TO REDEEM SHARES



  You may redeem all or part of your shares of any Fund at any time. Shares are redeemed at net asset value at the closing of the New York Stock Exchange on the day the properly completed request is received by NIS, the transfer agent, at its office in Columbus, Ohio.


  You can redeem shares in any of the following ways:



1. BY MAIL (NO MINIMUM) -- Write to the Financial Horizons Investment Trust, Box 1492, Columbus, Ohio 43216-1492. The Trust will send a check to you. Please be sure that the letter requesting a withdrawal is signed exactly as the account is registered and that the account number and the Fund from which the withdrawal is to be made are included. Signature guarantees may be required for some redemptions.


SIGNATURE GUARANTEE -- The funds reserve the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," to include, but not be limited to, banks, credit unions, savings associations, and member firms of national security exchanges. The requirement for a guaranteed signature is for your protection by preventing an unauthorized person from redeeming the shares and obtaining the proceeds. A notary public is not an acceptable guarantor.


2. BY TELEPHONE ($1,000 OR MORE) -- The Trust will wire redemptions of $1,000 or more directly to your account at a commercial bank if NAS has an authorization on file. Just telephone the Trust at its toll free telephone number before 4:00 p.m. Normally, the money requested will be wired to your bank the next business day after the withdrawal order has been received. A $5 fee will be deducted from the proceeds for this service. If redemptions are mailed to a bank, no fee is charged.


  Before NAS can accept instructions for telephone redemptions, you must have authorized this procedure. This can be done when the Application is completed. The authorization will remain in effect until written notice of its termination is received by the transfer agent.


  Payment for shares redeemed is made within three business days of written request. The Funds may delay payment of redemption proceeds for up to 12 days from the purchase date until the purchase check has cleared. To avoid this possible twelve day delay, you may make your investment by wire. You will receive a confirmation from the Fund each time you liquidate shares.


  Redemptions may be suspended or the date of payment postponed when the New York Stock Exchange is closed (other than customary weekend and holiday closings listed in the Statement of Additional Information) or if trading is restricted or if any emergency exists. The value of shares redeemed depends upon the market value of the investments of each Fund at the time of redemption and may be more or less than your cost.


  A contingent deferred sales charge is imposed on any redemption in the Growth Fund, Municipal Bond Fund or Government Bond Fund which causes the current value of a shareholder's account to fall below the total purchase payments made during the past six years. When a redemption is made, the charge is applied against the lesser of the purchase amount or the current value. The amount of the charge will depend on the number of months since the shareholder made the purchase payment from which an amount is being redeemed, except for shares acquired through an exchange from the Cash Reserve Fund in which case the holding period begins on the date of the exchange, according to the following table:



                                   CONTINGENT
                                    DEFERRED
    MONTHS SINCE PURCHASE/        SALES CHARGE
       EXCHANGE WAS MADE           PERCENTAGE
-------------------------------   ------------
          0-12.................       5.00%
          13-24................       5.00%
          25-36................       4.00%
          37-48................       3.00%
          49-60................       2.00%
          61-72................       1.00%
          73 and following.....       0.00%



  For purposes of the charge, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment from which a redemption has not already been effected. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.


  There is no contingent deferred sales charge imposed on redemptions in the Cash Reserve Fund except when shares redeemed were acquired through an exchange from the Growth, Municipal or Government Bond Fund. The holding period for purposes of determining the contingent deferred sales charge percentage begins on the date the shares were originally purchased, not the date shares were exchanged.


  The contingent deferred sales charge does not apply to dividends reinvested nor the appreciation on an original investment. The contingent deferred sales charge is waived in the event of the shareholder's death or permanent disability, as certified by a physician. If the account is owned jointly by husband and wife, death or disability of either party will be considered sufficient to waive contingent deferred sales charges; if ownership is other than spousal, all owners must be deceased or disabled before contingent deferred sales charges will be waived. The Contingent Deferred Sales Charge may be reduced or eliminated when sales of the shares are made to Trustees of the Trust, directors, officers or employees of the Advisor, its affiliates or broker dealers which execute selling agreements with NAS where sales of the Fund's shares result in savings of sales expenses. In addition, the Contingent Deferred Sales Charge may be reduced or eliminated when shares are sold without commission expense to employees of depository institutions through which the Funds are offered for sale to the public.


  If you redeem all or part of your shares, you have a one-time privilege to reinvest all or part of the redemption proceeds in any of the Funds within thirty days and receive credit for any contingent deferred sales charge prorated according to the percentage of the reinvestment, e.g., 100% for a full reinvestment, etc. Reinvestment will not alter any capital gains tax payable on the redemptions and a loss may not be allowed for tax purposes.


  If you are a shareholder of the Cash Reserve, Government Bond or Municipal Bond funds and you redeem your shares, you will receive a check representing the value of your account less any applicable contingent deferred sales charges on the date of withdrawal, including all daily income dividends credited to your account through the date of withdrawal. If you redeem your shares of the Growth Fund after a dividend and/or capital gain has been declared, you will receive a check shortly after the payable date which has been declared by the Fund.


  The Trust may close any account which has a value of less than $250 due to redemptions. However, you will be notified if your account value is less than $250 and will be allowed ninety days to make additional investments before the account is liquidated.

               =================================================
               -------------------------------------------------
                             ADDITIONAL INFORMATION



PERFORMANCE ADVERTISING FOR
NON CASH RESERVE FUNDS

------------------------------------------------------------

  The non Cash Reserve Funds may use historical performance in advertisements, sales literature and the Prospectus. Such figures will include quotations of average annual total return for the most recent one, five and ten year periods (or the life of the Funds if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specified period. Historical performance should not be considered a representation of performance of or shareholder experience in the Funds in the future.


  The Government Fund and Municipal Fund may advertise yield calculated by dividing the net investment income per share earned during a thirty-day period by the maximum offering price per share on the last day of the period. Additionally, the Municipal Fund may advertise tax equivalent yield which is calculated by dividing yield by one minus a standard income tax rate.


  All performance advertising will reflect maximum sales charges and assume reinvestment of all distributions.


VOTING RIGHTS -- A Board of Trustees, elected by the shareholders at an annual meeting or at a special meeting, conducts the business of the Trust. The Declaration of Trust does not require an annual meeting of the shareholders and the Trustees do not anticipate having annual meetings. Any Trustee may resign or be removed with cause by vote of two-thirds of the remaining Trustees. Any vacancy may be filled by an appointment of the remaining Trustees.


  Each shareholder of the Trust has one vote for each share held. Voting rights cover the investment management agreement, distribution agreement, election and removal of Trustees, termination of the Trust, sale of assets as a whole and change of investment objectives and restrictions. The Trust shall comply with all of the requirements of Section 16(c) of the Investment Company Act of 1940, as amended, if the number of shareholders, as provided for in Section 16(c), wish to communicate with other shareholders for the purpose of requesting a meeting.


SHAREHOLDER LIABILITY -- No shareholder is subject to any personal liability whatsoever in connection with any property owned by the Trust or the acts, obligations or affairs of the Trust (see the Statement of Additional Information for details).


SHAREHOLDER INQUIRIES -- All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.



               =================================================
               -------------------------------------------------
                                 NET INCOME AND
                                 DISTRIBUTIONS



  A shareholder may elect to receive dividends and, where applicable, capital gains in cash by so indicating on the application, or, if the account has already been opened, by written request signed by the shareholder. If the account has already been opened and is NOT a retirement plan (including an IRA), the election may also be changed by contacting the Customer Service Center at 1-800-848-0920 between the hours of 8:00 a.m.-5:00 p.m. Eastern Time on any business day.



CASH RESERVE FUND

------------------------------------------------------------

  The net income of the Cash Reserve Fund is determined once daily as of the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on each business day the New York Stock Exchange is open. All the net income of the Cash Reserve Fund, so determined, is declared as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Cash Reserve Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Cash Reserve Fund for each $1 (and fraction thereof) of dividend income.


  For this purpose, the net income of the Cash Reserve Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Cash Reserve Fund, (b) less all actual and accrued expenses determined in accordance with generally accepted accounting principles and (c) plus or minus net realized gains and losses on the assets of the Fund. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost for the purposes of complying with the Investment Company Act of 1940, as amended.


GOVERNMENT FUND AND MUNICIPAL FUND

------------------------------------------------------------

  Each of these Funds declare as a dividend substantially all of their net investment income each day the New York Stock Exchange is open. The dividend is payable to everyone who was a shareholder at the close of business the previous day. These income dividends, if any, are declared each day, and the accumulated total is credited to investors' accounts in the form of additional shares, or may be distributed in cash, on the last business day of each month. Any accounts that are completely redeemed before the end of the month will receive the month-to-date dividends through the day of redemption. The funds will distribute net realized capital gains, if any, annually after the close of the calendar year.



GROWTH FUND

------------------------------------------------------------

  The Growth Fund distributes to its shareholders semiannual dividends substantially equal to all of its net investment income. The Growth Fund's net investment income consists of the interest and dividend income it earns (although such income is incidental to its investment objective) less expenses. The Growth Fund will distribute net realized capital gains, if any, annually after the close of the calendar year. Shareholders may elect to receive dividends and capital gains distributions in either cash or additional shares.


  The Trust will not mail checks for dividends of less than $5. Such dividends will be reinvested, and you will receive a confirmation.



               =================================================
               -------------------------------------------------
                                   TAX STATUS



FEDERAL TAXES -- Each of the Funds intends to qualify for treatment under subchapter M of the Internal Revenue Code and, therefore, must distribute substantially all of its net investment income and capital gains to shareholders annually. In general, if the Funds distribute all of their net investment income, they are not required to pay any federal income taxes. In addition, in the event the Funds fail to distribute the required portion of its investment income and capital gains in any year, they will be subject to a non-deductible 4% excise tax on the amount which they have failed to distribute. The Funds intend to make distributions in a sufficient amount to avoid the imposition of such tax.


  Dividends paid by each of the Funds, other than the Municipal Bond Fund, are taxable to the shareholder for federal income tax purposes.


  Dividends paid by the Municipal Bond Fund will be exempt from federal income tax to the extent that the income of the Fund is derived from bonds which qualify for such exemption. It is possible that some portion of the income from this Fund will be taxable annually. The taxable portion of each distribution shall be based on the ratio, each year, between the Fund's taxable income and total income. Such ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.


  Under current tax law as of February 28, 1997, net long-term capital gains, if any, realized by the Funds, are generally taxable to the shareholder at the same rate as ordinary income, but in no event may the tax rate on such capital gains exceed 28% for an individual or 35% for a corporation.


  Shareholders not subject to tax on their income will not pay tax on amounts distributed to them. The Trust will annually report to each shareholder the shareholder's portion of the net amount of income and capital gain for each fund, for inclusion in the shareholder's income.


  Under current tax law as of February 28, 1997, individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at a rate as high as 28 per cent for individuals and 20 per cent for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, as defined in Section 57(a)(5)(C) of the Code. Bonds of this type may be held by one or more of the Funds from time to time.

  A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).


STATE AND LOCAL TAXES -- Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.



               =================================================
               -------------------------------------------------
                                  DESCRIPTION
                                 OF SECURITIES



SHORT TERM DEBT SECURITIES

------------------------------------------------------------

  - Obligations of Commercial Banks and of Savings Associations include certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), fixed time deposits and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity) maturing in one year or less;


  - Commercial Paper is short-term unsecured promissory notes (up to 9 months) issued in bearer form by bank holding companies, corporations and finance companies; and


  - Short-Term Corporate Obligations include corporate debt securities (other than commercial paper) with maximum maturities of one year.



U.S. GOVERNMENT SECURITIES

------------------------------------------------------------

  U.S. Government Securities include obligations issued ( 1) by the U.S. Treasury and (2) by agencies and instrumentalities of the United States government. (U.S. government agencies are government-sponsored organizations acting under authority of Congress, such as Federal Land Banks, Central Banks for Cooperatives, Federal Home Loan Banks, the Farmers Home Administration, and the Federal Farm Credit System. U.S. government instrumentalities are organized by Congress under a federal charter and supervised and regulated by the U.S. government, such as the Federal National Mortgage Association and the Student Loan Marketing Association.) A distinction must be made between these obligations since some are supported by the full faith and credit of the U.S. Treasury, others by the discretionary authority of the U.S. Government, and still others only by the credit of the issuer.


  Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as securities issued by the Farmers Home Association, the Federal Financing Bank, the Government National Mortgage Association, the Maritime Administration Guaranteed Ship Financing Bonds issued after 1972 and the Small Business Administration). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government; thus they are of the highest possible credit quality.


  Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by the issuer's right to borrow from the U.S. Treasury (such as securities issued by the Farm Credit System and the Tennessee Valley authority); some are supported by the authority of the U.S. Treasury to purchase obligations issued by agencies or instrumentalities (such as the Federal National Mortgage Association, Student Loan Marketing Association, and the Tennessee Valley Authority). Some are supported only by the credit of the issuing government agency or instrumentality (such as securities issued by the Financing Corporation, FICO).


ZERO-COUPON SECURITIES

------------------------------------------------------------

  Zero-coupon securities are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. For tax purposes, the Internal Revenue Service maintains that the holder of a zero-coupon bond owes income tax on the interest that has accrued each year, even though the bondholder does not actually receive the cash until maturity.


  The Government Fund will only invest in zero-coupon securities which are direct obligations of the U.S. Treasury or agencies of the U.S. government. No zero-coupon securities issued by brokerage firms will be purchased by the Government Fund.



MORTGAGE-RELATED SECURITIES

------------------------------------------------------------

  Mortgage-related securities include GNMA certificates, FNMA and FHLMC mortgage-based obligations.


  GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.


  The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government.


  Although the mortgage loans in a GNMA pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates. Because prepayments are made at par value, losses could be sustained on prepayments of GNMA certificates which had been purchased at prices above their par values.


  The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized return on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.


  FNMA and FHLMC also issue collateralized mortgage obligations ("CMO's"). CMO's are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMO's. Payments are passed through to the holders although not necessarily on a pro rata basis on the same schedule as they are received. Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO.


MUNICIPAL OBLIGATIONS

------------------------------------------------------------

  Municipal obligations are classified as long-term if they mature in over one year, and as short-term if they mature in less than one year. Long-term municipal obligations are municipal bonds. They include debt issued to obtain funds for various purposes, including, but not limited to, funds for the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Bonds.


  Short-term municipal obligations include municipal notes and commercial paper. Municipal notes include debt obligations issued to smooth cash flows caused by irregular flows of income into the treasuries of states and local units of government. The credit of the issuer is generally the sole guarantee. Among the most common such obligations are Bond Anticipation Notes (BANs), Revenue Anticipation Notes (RANs) and Tax Anticipation Notes (TANs). BANs are issued in anticipation of the sale of long-term bonds. RANs and TANs are issued in anticipation of the collection of taxes and other expected revenues. Municipal commercial paper is issued for interim finance or to provide working capital during seasonal shortfalls in taxes or revenues.


  Taxable or partly taxable issues in which the Cash Reserve Fund may invest include, but are not limited to, municipal notes or bonds with one year or less remaining until final maturity, issued to finance pollution control, sports facilities, parking facilities, industrial parks, housing finance, tax anticipation notes, bond anticipation notes, and revenue anticipation note obligations.


  All long-term, as well as short-term obligations, can be classified either as general obligation or revenue issues. General obligation issues are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The payment of such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Bonds, both within a particular classification and between classifications, depending on numerous factors.



               =================================================
               -------------------------------------------------
                                   INVESTMENT
                                   TECHNIQUES



REPURCHASE AGREEMENTS

------------------------------------------------------------

  The Cash Reserve Fund and Government Bond Fund may enter into Repurchase Agreements with banks and securities dealers. Under Repurchase Agreements, the Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the Funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Fund's custodian securities equal to at least 102% of the acquired security's market value as monitored daily by the Investment Adviser. Each Fund only will enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser, subject to review by the Board of Trustees. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited.



WHEN-ISSUED SECURITIES

------------------------------------------------------------

  In order to help ensure the availability of suitable securities for its portfolio, the Government Fund and the Municipal Fund may purchase securities on a "when-issued" or on a "forward delivery" basis which means that the obligations will be delivered to the Fund making the purchase at a future date beyond customary settlement time. It is expected that, under normal circumstances, a Fund purchasing securities on a "when-issued" or "forward delivery" basis will take delivery of such securities. In general, a Fund does not pay for the securities or start earning interest on them until the obligations are scheduled to be settled. While awaiting delivery of the obligations purchased on such basis, a Fund will establish a segregated account consisting of cash or high quality debt securities equal to the amount of the commitments to purchase "when-issued" securities.


  To the extent a Fund engages in "when-issued" or "forward delivery" transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The Government Fund and the Municipal Fund will make commitments to purchase securities on a "when-issued" or "forward delivery" basis only with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable.


  Because a Fund must set aside cash or liquid high grade securities to satisfy its commitments to purchase "when-issued" or "forward delivery" securities, management of a Fund's investments may be limited by commitments to purchase "when-issued" or "forward delivery" securities.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

                      Nationwide Investors Services, Inc.


                                 P.O. Box 1492


                             Three Nationwide Plaza


                           Columbus, Ohio 43216-1492


                                   CUSTODIAN

                              The Fifth Third Bank


                            38 Fountain Square Plaza


                             Cincinnati, Ohio 45263


                              INDEPENDENT AUDITORS

                             KPMG Peat Marwick LLP


                              Two Nationwide Plaza


                              Columbus, Ohio 43215


                                 LEGAL COUNSEL

                             Druen, Rath & Dietrich


                              One Nationwide Plaza


                              Columbus, Ohio 43215



                       DISTRIBUTOR AND INVESTMENT ADVISER


                       Nationwide Advisory Services, Inc.


                             Three Nationwide Plaza


                              Columbus, Ohio 43215

APPLICATION INSTRUCTIONS


(1) You may choose to invest in any or all of the Funds using one check and entering here the dollar amount you with to invest in each Fund.



(2)   Check the appropriate box.

      If a Custodial Account, lists custodian's name. A Social Security or Tax Identification Number is required by federal law. For an individual registration, use a social security number; for a Joint-Tenant, either social security number; for a Trust, the owner's social security number or tax identification number; for a Gift to Minors Act, the minor's social security number.



(3) Complete if the account is to be established under the Uniform Gift to Minors Act.



(4)   Check how you wish to receive your dividends.



(5) By checking the box, you may phone the Fund and have amounts of $1,000 or more wired to your bank from your Fund account. A fee of $5 applies.



(6) Telephone Redemptions up to $10,000 can be authorized with the appropriate box marked.



(7) Systematic Investment Plan authorizes your bank to make monthly investments directly from your checking account.



(8) Complete to receive checks for $50 or more monthly or quarterly from your account.



(9) You must initial this box in order to exchange shares of any FHIT Fund for shares of any other FHIT Fund free of charge by telephone.



(10)   All owners shown in the Account Registration, Section 2, must sign.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

APPLICATION

FOR RETIREMENT PLANS USE IRA APPLICATION ON NEXT PAGE.

MAKE CHECKS PAYABLE TO:

FINANCIAL HORIZONS INVESTMENT TRUST
Mail application and check to:
FINANCIAL HORIZONS INVESTMENT TRUST
P.O. BOX 1492

THREE NATIONWIDE PLAZA

COLUMBUS, OHIO 43216-1492
For assistance in opening an account call toll-free between 8:00 a.m. and

5:00 p.m. EST

All states                                                        1-800-848-0920

--------------------------------------------------------------------------------


1   FUND SELECTION      CASH RESERVE FUND       GOVERNMENT BOND FUND           MUNICIPAL BOND FUND        GROWTH FUND
    INITIAL             $ ---------------       $ ---------------              $ ---------------          $ ---------------
    INVESTMENT          Minimum $1,000          Minimum $1,000                 Minimum $1,000             Minimum $1,000
------------------------------------------------------------------------------------------------------
2   ACCOUNT             [ ] INDIVIDUAL          [ ] JOINT TENANT               [ ] OTHER (corp.,          [ ] TRANSFER
    REGISTRATION &      [ ] GIFTS TO MINORS        WITH RIGHT OF               assoc., partnership,         ON DEATH
    TAXPAYER               (Complete #3)           SURVIVORSHIP                trust, custodial acct.,      (Complete
    NUMBER                                                                         etc. For                 TOD Form)
                                                                                   assistance, call
                                                                                   the toll- free
                                                                                   number above.)


   Social Security or Tax Identification Number (TIN) ------------------------- Name of individual (first name, middle initial,
   last name), Corporation or Trustee.                -------------------------


                                       [ ] The Internal Revenue Service has notified me that I am subject
   ---------------------------------   to 31% back-up withholding due under-reporting of income.
             Joint Tenant
                                                                                     TELEPHONE
ADDRESS ---------------------------------------------------------------------------- Business    (----) ----------
                 Street              City              State              Zip

                    I am a [ ] U.S. citizen    [ ] Other (Specify) ----------------- Home        (----) ----------


--------------------------------------------------------------------------------




3. GIFT
   TO MINORS                                                custodian for
                 ---------------------------------                        ---------------------------------------------
                       Custodian (one only)                                                Minor (one only)

        under the                                Uniform Gift to Minor Act
                 ---------------------------------                        ---------------------------------------------
                       (State of Residence)                                            (Minor's Date of Birth --
                                                                                            month/day/year


--------------------------------------------------------------------------------


4. DIVIDEND OPTION     [ ] Reinvest Dividends and Capital Gains               [ ] Pay Dividends and Capital Gains in
                                                                              Cash
   Check One           [ ] Pay Dividends in Cash and Reinvest Capital Gains



   SPECIAL PAYEE: If you would like you cash distribution checks made payable to someone other than the registered owner and/or have your checks mailed to an address other than the account registration address, please complete below:



   Name of Payee: -------------------  Acct. No. (if applicable): --------------



   Street of Address: -------------------------------------------------
                       City                   State            Zip Code




--------------------------------------------------------------------------------


                            [ ] The Transfer Agent is authorized to honor telephoned requests from any person for
5. WIRE REDEMPTIONS         the redemption of Fund shares (minimum $1,000) provided that proceeds are transmitted ONLY
   (OPTIONAL)               to this bank account.

                           Bank Name -------------------------------------  Acct. No. ---------------------------------
                                      (Must be a member of the Federal      (A voided check from this account
                                      Reserve System)                       must be sent with this form.)

                           Bank Address ---------------------------------------------
                                          City            State            Zip


--------------------------------------------------------------------------------
                                                               Continued on Back

6. TELEPHONE REDEMPTIONS         [ ] Yes    [ ] No
   (OPTIONAL)                    The fund or the agents are authorized to honor telephone or other instructions from any person for the redemption of fund shares. The amount of the redemption shall not exceed $10,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. Refer to page 12 of the Prospectus to read the terms and conditions for this privilege.


--------------------------------------------------------------------------------


7. SYSTEMATIC                    [ ] Yes, I wish to establish a Systematic Investment Plan. (Submit voided check
   INVESTMENT PLAN               and signed Bank Authorization Form.) Please see the "Systematic Investment Plans"
                                     section on page 11 to determine when the first withdrawal will occur from your bank account.


--------------------------------------------------------------------------------




8. WITHDRAWAL PLAN               Please issue a check for $____________ beginning on the 25th day of
                                 ($50 minimum)                                 month/year
                                 each [ ] month    [ ] quarter. Please see the "Withdrawal Plans" section on page
                                 11 for restrictions and information on receiving withdrawal plan checks from your account.


--------------------------------------------------------------------------------


9. TELEPHONE EXCHANGE            I authorize exchanges between the Funds upon instruction from any person by telephone: [ ] yes  [ ] no
                                 If neither box is checked the telephone exchange privilege will be provided.
                                 Refer to page 10 of the Prospectus to read the terms and conditions for this privilege.


--------------------------------------------------------------------------------


10. SIGNATURES                   I am of legal age, have received the Trust prospectus dated February 29, 1996 and agree to its terms. I understand that I will receive a confirmation of all transactions. I certify under penalties of perjury, that I am not subject to back-up withholding unless indicated above and that the information regarding tax identification and Social Security number and back-up withholding is true, correct and complete.
                                 THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
                                 THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AVOID BACKUP WITHHOLDING.

                                 X________ Date  ________ X _________________
                                    (Signature (with title, if any) of ALL Owners Shown in Account Registration
                                                                      Above)


--------------------------------------------------------------------------------


   ACCOUNT
   REPRESENTATIVE
   (place agent
   information
   sticker here,
   if available)                 Signature _____________________________________


--------------------------------------------------------------------------------



         HOME OFFICE USE
                                  --------  ---------------     ------------------------------     ------------------------------
                                                                                                   A
                                  --------  ---------------     ------------------------------     ------------------------------
                                  TAX CODE  SOCIAL CODE         INSTITUTION                        REPRESENTATIVE NO.
                                  ---------------------------------------------
     ------------------------     ---------------------------------------------
          DATE RECEIVED           AMOUNT

IRA APPLICATION
To open your IRA account, simply follow these 6 steps.
For additional assistance in completing this form, call 1-(800)-848-0920 between 8:00 a.m. and 5:00 p.m. Eastern Time.
--------------------------------------------------------------------------------
1. NAME AND ADDRESS OF DEPOSITOR

  Name ___________________________________________________

  Address ________________________________________________

  City ___________________ State ___________________ Zip ____________________

  Social Security Number  ____________________ Date of Birth ________________

  [ ] Check if spousal IRA    Name of non-employed spouse ___________________

                              (Two applications are needed for spousal plan.)


2. FUND SELECTION I wish to make the following initial purchase of shares and authorize all subsequent purchases, dividends and capital gains be invested in:
  [ ] Financial Horizons Cash Reserve Fund             $ (Min. $1,000)
  [ ] Financial Horizons Government Bond Fund          $ (Min. $1,000)
  [ ] Financial Horizons Growth Fund Fund              $ (Min. $1,000)


3. BENEFICIARY. I wish to name the following person(s) as my beneficiary(ies) of this account, to share equally unless otherwise specified. I further reserve the right to revoke this designation of beneficiary without notice to any beneficiary. No change shall be effective until received in writing by Nationwide Advisory Services, Inc.
  FULL NAME                               ADDRESS
 SOC. SEC.
 NO.             RELATIONSHIP             BIRTHDATE             PERCENTAGE
 FULL NAME                               ADDRESS
 SOC. SEC.
 NO.             RELATIONSHIP             BIRTHDATE             PERCENTAGE
If no beneficiary is named or all named beneficiaries are deceased, distribution of all shares shall be made to my estate.


4. ROLLOVER ACCOUNT ONLY.  The amount stated above is a rollover contribution from:
[ ] Qualified Corporate Plan           [ ] Keogh Plan           [ ] IRA
Plan
[ ] Other Qualified Plan, and (a) does not include any contributions made by me (except for IRA Plan), and (b) it has not been more than 60 days since I received the distribution.


5. TELEPHONE EXCHANGE PRIVILEGE: I authorize exchanges between the Funds upon instruction from any person by telephone:
[ ] yes    [ ] no
If neither box is checked, the telephone privilege will be provided. Refer to page 11 of the Prospectus for terms and conditions of this privilege.


--------------------------------------------------------------------------------


ACCOUNT
REPRESENTATIVE
(place agent
information
sticker here,
if available          Signature _________________________________________


--------------------------------------------------------------------------------

         HOME OFFICE USE
                                  --------  ---------------     ------------------------------     ------------------------------
                                                                                                   A
                                  --------  ---------------     ------------------------------     ------------------------------
                                  TAX CODE  SOCIAL CODE         INSTITUTION                        REPRESENTATIVE NO.
                                  ---------------------------------------------     ----------
                                                                                    Y    N
     ------------------------     ---------------------------------------------     ----------
          DATE RECEIVED           AMOUNT                                            ROLLOVER


                                                6. ACKNOWLEDGEMENT  Depositor
                                                and Custodian hereby adopt an
                                                agreement establishing an
                                                Individual Retirement Account
                                                utilizing the language of the
                                                Individual Retirement Account
                                                Custodial Agreement and as
                                                supplemented by the provisions
                                                of this application. Depositors
                                                account shall be established
                                                only after Depositor has
                                                received a copy of the agreement
                                                and the required disclosure
                                                statement.

                                                Depositor acknowledges:

                                                (1) That this agreement shall be
                                                construed, administered and
                                                enforced according to the laws
                                                of Massachusetts.

                                                (2) That he or she is of legal
                                                age to establish this IRA
                                                custodial account and a copy of
                                                the appropriate Financial
                                                Horizons Prospectus, Nationwide
                                                Advisory Services, Inc.
                                                Custodial Agreement and
                                                Nationwide Advisory Services,
                                                Inc. IRA Disclosure Statement
                                                was received and read prior to
                                                the execution of this
                                                application, and that he or she
                                                understands the Fund(s)
                                                investment objectives and has
                                                determined that the fund(s) are
                                                a suitable investment(s) based
                                                upon his or her investment needs
                                                and financial situation, and her
                                                or she certifies that the Social
                                                Security Number(s) on this form
                                                are true, correct, and
                                                complete.


                                                (3) That Nationwide Advisory
                                                Services, Inc. Investment Trust
                                                is appointed to act as agent for
                                                Depositor in buying shares for
                                                the Individual Retirement
                                                Account, and Nationwide Advisory
                                                Services, Inc. is authorized to
                                                deduct all applicable fees from
                                                the account hereby established.

                                                DEPOSITOR CERTIFIES THAT
                                                CONTRIBUTION IS FOR TAX YEAR
                                                ________.

                                                  X ________________________
                                                      SIGNATURE OF DEPOSITOR

MOVE YOUR RETIREMENT MONEY
TO OUR IRA TODAY.


TRANSFER PREVIOUS YEARS'               TRANSFER your previous years' IRA contributions to our Family of Mutual Funds for
CONTRIBUTIONS TO A FINANCIAL           professional money management, diversification, and opportunities for greater
HORIZONS INVESTMENT TRUST (FHIT) IRA   return. By completing the transfer form on the next page, Nationwide Advisory
                                       Services will contact your existing custodian and arrange to transfer your existing IRA, or IRAs, to one or more of our mutual funds. This will be done without any tax penalty, subject to the rules and restrictions of your present custodian.
                                       If you have already received the proceeds of your existing IRA, you may rollover those proceeds to a Financial Horizons Investment Trust (FHIT) IRA. This rollover must be completed within 60 days of your receipt of these proceeds and may only be done once every 12 months.

ROLLOVER PENSION PLAN                  Are you about to receive a lump sum distribution from a qualified retirement plan?
DISTRIBUTIONS TO A FINANCIAL           You may be able to ROLLOVER all or part of these proceeds into a rollover IRA with
HORIZONS INVESTMENT TRUST (FHIT) IRA   no tax penalty by completing the rollover section of the IRA application. These distributions must be rolled over within 60 days of receipt and your are not allowed to rollover any nondeductible employee contributions you may have made to the plan.

DIRECT TRANSFER AVOIDS                 If you elect to have your distribution paid to you directly, your employer is
20% WITHHOLDING                        required to withhold 20% for Federal income taxes (CAUTION: In total, your taxes
REQUIREMENT                            and penalties could exceed 20%). You can avoid this withholding requirement and postpone current taxes by requesting your employer to make a DIRECT TRANSFER of the proceeds to an FHIT IRA rollover account. Just ask your employer to make the check payable to Financial Horizons Investment Trust (FHIT). If necessary, the form on the next page is provided for your convenience.




  FINANCIAL HORIZONS INVESTMENT TRUST (FHIT)
  TRANSFER INSTRUCTIONS                   ROLLOVER INSTRUCTIONS

  OUTSIDE IRA TO AN FHIT IRA...           OUTSIDE IRA TO AN FHIT IRA...           A CORPORATE RETIREMENT PLAN TO
                                                                                  AN FHIT IRA ROLLOVER ACCOUNT
  1. Establish your FHIT IRA by           1. If you've received the proceeds      1. You can obtain the proceeds from
     completing the application.             from your existing plan, complete       the corporation involved using
  2. Complete and sign the Transfer          the FHIT IRA application.               their distribution forms (see
     Authorization form.                  2. On the FHIT IRA application             note above regarding withholding
  3. Send the Transfer Authorization         complete Item #4 Rollover Account       requirement), or use the form on
     form, and the IRA application to        Only by checking the block.             the next page to request your
     Nationwide Advisory Services.          [X] IRA Plan                             employer to directly transfer the
  4. We will send the Transfer            3. Attach a check made payable to          proceeds to your FHIT IRA
     Authorization form and a Letter         FHIT along with an IRA                  rollover account.
     of Acceptance to the current            application and send both to         2. Rollover contributions may not
     custodian/trustee of your present       Nationwide Advisory Services.           include nondeductible employee
     IRA accepting the transfer to an     4. Additional contributions may be         contributions. All earnings and
     FHIT IRA.                               made to this type of account.           contributions made by the
  5. Additional contributions may be                                                 corporation may be rolled over.
     made to this type of account.                                                3. Have the check made payable to
                                                                                     Financial Horizons Investment
                                                                                     Trust.
                                                                                  4. On the FHIT IRA application
                                                                                     complete Item #4 by checking the
                                                                                     block ROLLOVER ACCOUNT ONLY,
                                                                                     proceeds coming from a
                                                                                    [X] Qualified Corporate Plan.
                                                                                  5. In the event you took possession
                                                                                     of the proceeds, attach check to
                                                                                     the IRA application and send both
                                                                                     to Nationwide Advisory Services.
                                                                                  6. Additional contributions may be
                                                                                     made to this type of account,
                                                                                     however you should consult your
                                                                                     tax advisor before doing so.

1. Establish your new IRA with Nationwide Advisory Services by completing the application.


2. Complete and sign the following Transfer Authorization.

                     TRANSFER/DIRECT ROLLOVER AUTHORIZATION
                                                 Date
Name of Plan Administrator/Trustee
Account No.
Address
Plan Administrator/Trustee:

I, ________________________________________, have established an IRA with
Nationwide Advisory Services, Inc. for investment in the ___________ Fund.
                                                       (name of the fund)

As Administrator/Trustee of the ________________________ , I instruct you to
                                 (name of plan)

withdraw (liquidate)  [ ] all or   [ ] part ($______) of the assets from my
account in your custody and send a check, payable to Financial Horizons Investment Trust, to:

             NATIONWIDE

             ADVISORY SERVICES, INC.            Sincerely,

             P.O. Box 1492                      x __________________________
[LOGO]       Columbus, Ohio 43216-1492                (plan participant)



3. Send this form together with your IRA application to: Financial Horizons Investment Trust, P.O. Box 1492, Three Nationwide Plaza, Columbus, OH 43216-1492.



4. Financial Horizons will complete the following Letter of Acceptance and then send this form to your current custodian/trustee.

                              LETTER OF ACCEPTANCE
                                                 Date
To the Plan Administrator/Trustee named above:
The Participant named on the above Transfer Authorization has established an IRA under the FHIT prototype plan.


Nationwide Advisory Services, Inc, as Custodian for such Plan, agrees to accept the direct transfer of the cash proceeds indicated above and to deposit same under the rollover IRA. Please send a check payable to Financial Horizons Investment Trust for ________________________________________'s IRA (Account
#____________), and mail such check to:


             NATIONWIDE

             ADVISORY SERVICES, INC.

             P.O. Box 1492
             Columbus, Ohio 43216-1492

      [LOGO]


                                          Date

                                          By _____________________________
                                                 (Authorized Signature)


Please note that this direct rollover must be made in such a manner that the participant will not be in actual or constructive receipt of any portion of the plan assets, nor be subject to any adverse tax consequences.

                            TRANSFER ON DEATH (TOD)

                 FOR INDIVIDUAL AND JOINT TENANCY ACCOUNTS ONLY

Shareholders in the Funds may choose to have their shares transferred upon death directly to their designated beneficiaries. If you choose to name one or more beneficiaries for the accounts(s) you are opening with this application, all shares in the account, including those purchased in the future, will be transferred directly to the designated beneficiaries upon your death. If you designate one or more beneficiaries for your account(s), you have the right to change or revoke the beneficiary designation at any time in the future. If you elect to use this method of transferring the shares in your account upon your death, please complete the section below. This form of transfer is available only for individual and joint tenancy accounts.


I (We) request that any mutual fund account(s) that is opened with this application be registered in beneficiary form under the Ohio Uniform Transfer On Death Security Registration Act. I (We) assign ownership upon my (our) death to the beneficiary(ies) named below and their lineal descendants, per stripes, in the percentage shares indicated. I (We) direct the transfer agent to transfer the shares in such account(s) and any unpaid dividends and capital gains payments in accordance with this direction and the provisions of the Ohio Uniform Transfer On Death Security Registration Act. If the account(s) created with this application is/are established in joint tenancy, no transfer of ownership of shares under this beneficiary designation will occur until the death of all owners of the accounts(s). This beneficiary designation may be modified or revoked for this account any time prior to the death of the last surviving owner of the account, without the consent of the beneficiary(ies), provided the modification or revocation is on the form provided by Nationwide Advisory Services, Inc.,(NAS) and is received by NAS in Columbus, Ohio prior to the death of the owner(s) of the account(s). NAS reserves the right to reject any Transfer-On-Death forms which do not meet these and other terms and conditions. NAS will only accept beneficiary designations in which shares are to be divided among beneficiaries who survive shareholder(s).


NAME OF PRIMARY BENEFICIARY(IES):

(if he/she/they shall survive me (us)):


If naming a minor as beneficiary also list the legal guardian in whose name the securities will be registered.



                                          DATE OF BIRTH
(1)                                                          % of shares
(2)                                                          % of shares
(3)                                                          % of shares



Name of Guardian (if minor)


NAME OF CONTINGENT BENEFICIARY(IES):

(if primary beneficiary(ies) shall not survive me (us)):


If naming a minor as beneficiary also list the legal guardian in whose name the securities will be registered.



                                          DATE OF BIRTH
(1)                                                          % of shares
(2)                                                          % of shares
(3)                                                          % of shares



Name of Guardian (if minor)



                                                                         Date
Signature                                                            /         /
                                                                         Date
Signature                                                            /         /

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                           [FINANCIAL HORIZONS LOGO]


                               FINANCIAL HORIZONS
                                INVESTMENT TRUST


                                  GROWTH FUND

                              MUNICIPAL BOND FUND

                              GOVERNMENT BOND FUND

                               CASH RESERVE FUND



                                   PROSPECTUS
                               February 28, 1997


FINANCIAL HORIZONS INVESTMENT TRUST                             BULK RATE
P.O. BOX 1492                                                   U.S. POSTAGE
THREE NATIONWIDE PLAZA                                          PAID
COLUMBUS, OH 43216-1492                                         CLEVELAND, OHIO
                                                                PERMIT NO. 1702

FHT-1-H (3/97)

PART B. STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 28, 1997
FINANCIAL HORIZONS INVESTMENT TRUST
         - CASH RESERVE FUND
         - GOVERNMENT BOND FUND
         - MUNICIPAL BOND FUND
         - GROWTH FUND

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Trust's Prospectus, dated February 28, 1997. The Prospectus may be obtained from Nationwide Advisory Services, Inc., P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-848-0920.

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                      1
ADDITIONAL INFORMATION AS TO
         INVESTMENT OBJECTIVES AND POLICIES                          1
ADDITIONAL INFORMATION AS TO
         INVESTMENT TECHNIQUES                                       2
INVESTMENT RESTRICTIONS                                              3
MAJOR SHAREHOLDERS                                                   5
TRUSTEES AND OFFICERS OF THE TRUST                                   6
CALCULATING YIELD - CASH RESERVE FUND                                7
CALCULATING YIELD AND TOTAL RETURN
         - NON-CASH RESERVE FUNDS                                    7
INVESTMENT ADVISER AND OTHER SERVICES                                8
DISTRIBUTION AGREEMENT                                               8
PURCHASES, REDEMPTIONS AND PRICING OF SHARES                         9
SHAREHOLDERS' RIGHTS                                                11
CUSTODIAN                                                           11
BROKERAGE ALLOCATION                                                11
FINANCIAL STATEMENTS                                             13-24
INDEPENDENT AUDITORS' REPORT                                        25
APPENDIX                                                         26-29

                         GENERAL INFORMATION AND HISTORY

Financial Horizons Investment Trust ("Trust") is an open-end, diversified investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated May 9, 1988. The Trust offers shares in four separate series ("Funds"), each with its own investment objective.

         ADDITIONAL INFORMATION AS TO INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectus.

The investment objectives and types of permitted investments described in the Prospectus may be changed without prior approval by, or notice to, the shareholders. There is no guarantee that the objectives will be realized. The investment restrictions, set forth herein and in the prospectus, cannot be changed without the approval of shareholders.

- RISKS AFFECTING FIXED INVESTMENTS

The net asset value of the shares of open-end investment companies such as the Government Fund and the Municipal Fund, which invest in fixed income securities, changes as the general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested at lower yields can be expected to decline. Although changes in the value of securities subsequent to their acquisition are reflected in the net asset value of shares of a Fund, such changes will not affect the income received by that Fund from such securities. However, since available yields and yield differentials vary over time, no specific level of income or yield differential can ever be assured. Also, the dividends paid by a Fund, if any, will increase or decrease in relation to the income received by that Fund from its investments which would, in any case, be reduced by that Fund's expenses before it is distributed to shareholders.

Although the mortgage loans in a GNMA pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates. Because prepayments are made at par value, losses could be sustained on prepayments of GNMA certificates which had been purchased at prices above their par values.

               ADDITIONAL INFORMATION AS TO INVESTMENT TECHNIQUES

- REPURCHASE AGREEMENT

Repurchase agreements (Repos) are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time. Repos, also called RPs or buybacks, are widely used both as a money market investment vehicle and as an instrument of Federal Reserve Monetary Policy. Where a repurchase agreement is used as a short-term investment, a government securities dealer, usually a bank, borrows from an investor (for instance, a mutual fund) with excess cash, to finance its inventory, using the securities as collateral. Such RPs may have a fixed maturity date or be Open Repos, callable at any time. Rates are negotiated directly by the parties involved, but are generally lower than rates on collateralized loans made by New York banks. The attraction of repos is the flexibility of maturities that makes them an ideal place to invest excess funds on a temporary basis. The Trust will only invest in repurchase agreements which are fully collateralized and monitored on a continuous basis by the Investment Adviser and have been affirmed by the Board of Trustees. The Trust will only enter into repos involving securities in which it would otherwise invest and with selected banks and securities dealers whose financial condition is evaluated regularly.

- WHEN-ISSUED SECURITIES

The Government Fund and Municipal Fund may purchase securities on a "when-issued" or on a "forward delivery basis. It is expected that under normal circumstances a Fund purchasing securities on a "when-issued" basis will take delivery of such securities. When a Fund commits to purchase a security on a "when-issued" or on a "forward-delivery" basis, it will follow procedures consistent with Securities and Exchange Commission policies. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Fund will always have cash or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although none of the Funds intends to make such purchases for speculative purposes and each Fund intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities before delivery, that Fund may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made and any gain or loss would not be tax-exempt. When the time comes to pay for "when-issued" or "forward delivery" securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than a Fund's payment obligation).

                             INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions as fundamental policies which cannot be changed without the approval of the holders of a majority of the shares of the Fund for which the change is proposed and which apply to all four Funds of the Trust, unless otherwise stated. All percentage limitations expressed are measured immediately after the relevant transaction is made.

Each Fund may not:

1. Invest for the purpose of making short-term trading profits or for the purpose of exercising control of management or deal with the Trustees in the purchase and sale of securities.

2. Invest more than 5% of its total assets (excluding cash and cash items) in the securities of any one issuer or own more than 10% of any class of voting or non-voting securities of any issuer (except the U.S. Government, its agencies and instrumentalities).

         (a) For the Cash Reserve Fund, 25% of the Fund's total assets may be invested in any class of voting or non-voting securities of commercial banks.

         (b) For the Cash Reserve Fund, up to 10% of its assets may be invested in any one issuer in First Tier Securities, as defined in the Investment Company Act of 1940, as amended, for a period of up to three business days after the purchase, provided the Fund may not make more than one such investment at a time.

3. Make loans to others except for the purchase of the debt securities listed above or the entering into repurchase agreements listed above.

4. Act as underwriter except to the extent that, in conjunction with the disposition of portfolio securities, the Fund may be deemed as underwriter under certain federal securities laws.

5. Pledge more than 10% of its assets and then only to secure temporary borrowings from banks.

6. Invest in puts, calls, straddles, spreads or any combination thereof or in oil, gas or other mineral leases, rights or royalty contracts.

7. Invest more than 5% of its total assets taken at cost in securities whose issuers or guarantor of principal and interest, including any predecessors, has been in operation for less than three years.

8. Issue any senior securities.

9. Purchase securities on margin, but a Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities.

10. Invest more than 5% of a Fund's assets in companies, including their predecessors, which have a record of less than three years' continuous operation or in securities for which market quotations are not readily available.

11. Sell securities short or invest in securities, the disposition of which is restricted under federal securities laws and which may not be publicly sold without registration under the Securities Act of 1933, if as a result, more than 5% of the net assets of a Fund would be invested in such securities.

12. Invest 25% or more of each Fund's total assets in the securities of issuers in the same industry, except each Fund may invest more than 25% of the value of its assets in municipal notes, bonds and obligations issued, escrowed in or guaranteed by the U.S. Government, its agencies or instrumentalities.

         (a) Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas and telephone utilities are considered separate industries for this purpose.

         (b) Captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer sales finance and other finance are considered separate industries for this purpose.

         (c) For the Cash Reserve Fund, more than 25% of its assets, if deemed advisable, may be invested in obligations of domestic branches of U.S. commercial banks.

13. Borrow money, except under the following circumstances:

         (a) A Fund may borrow an amount not in excess of 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accomodate unusually heavy redemption requests, if they should occur. This borrowing provision is not intended for investment purposes, nor will the Funds purchase portfolio securities during periods of borrowings outstanding;

         (b) A Fund may borrow an amount equal to no more than 5% of the value of each of the Funds' total assets (calculated when the loan is made) for temporary, emergency purposes, or for the clearance of transactions, to provide the investment manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management. This borrowing provision will not be used to leverage the funds or to borrow for extended periods of time.

14. Purchase or sell securities of other investment companies, as defined in the Investment Company Act of 1940, as amended, (except in connection with real estate, real estate mortgage loans, commodities or futures contracts).

15. For the Government Fund, invest more than 35% of its total assets in mortgage backed securities.

For purposes of the first restriction set forth in the heading "Investment Restrictions," in the prospectus, the Municipal Fund will regard the entity which has the ultimate responsibility for the payment of interest and principal as the issuer.


                               MAJOR SHAREHOLDERS

As of January 31, 1997, Nationwide Life Insurance Company of Columbus, Ohio, had sole voting and investment power over 2,912,261 shares of the Cash Reserve Fund (67.8%), 161,212 shares of the Municipal Bond Fund (8.9%), and 66,420 shares of the Growth Fund (13.8%). The Trustees and Officers of the Trust owned less than 1% of the outstanding shares.

                       TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

ROBERT M. DUNCAN, Trustee.
1397 Haddon Road,
Columbus, Ohio 43209.
Mr. Duncan is Vice President & Secretary Emeritus of the Ohio State University. He was formerly a Partner in the law firm of Jones, Day, Reavis & Pogue in Columbus. He was formerly U.S. District Court Judge, Southern District of Ohio.

DIMON R. MCFERSON, Trustee*
One Nationwide Plaza,
Columbus, Ohio 43216.
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise. He was formerly President and General Manager of the Nationwide Insurance Enterprise. He is a Director of Nationwide Advisory Services, Inc.

DR. JOHN C. BRYANT, Trustee.
44 Faculty Place,
Wilmington, Ohio 45177.
Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.

DR. THOMAS J. KERR, IV, Trustee.
4890 Smoketalk Lane,
Westerville, Ohio 43081.
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.


JAMES F. LAIRD, Jr., Treasurer
Three Nationwide Plaza,
Columbus, Ohio 43216.
Mr. Laird is Vice President-General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Manager.


WILLIAM G. GOSLEE., Assistant Treasurer.
Three Nationwide Plaza,
Columbus, Ohio 43216.
Mr. Goslee is Treasurer of Nationwide Advisory Services, Inc., the Distributor and Investment Manager.

RAE MERCER POLLINA, Secretary.
Three Nationwide Plaza,
Columbus, Ohio 43216.
Mrs. Pollina is Corporate Secretary of Nationwide Advisory Services, Inc., Nationwide Investing Foundation, Nationwide Separate Trust and Nationwide Investing Foundation II.

* A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act of 1940.

Officers and interested Trustees will not be paid by the Trust in their capacity as officers. All Trustees and Officers of the Trust own less than 1% of the outstanding shares. The Trustees receive fees and reimbursement for expenses of attending board meetings for the Trust. The Compensation Table on the next page sets forth the total compensation to the Trustees from the Trust and from all funds in the Nationwide Fund Complex during the fiscal year ended October 31, 1996.

                               COMPENSATION TABLE


                                                        PENSION OR                               TOTAL
                                  AGGREGATE             RETIREMENT BENEFITS    ESTIMATED         COMPENSATION
                                  COMPENSATION          ACCRUED AS PART        ANNUAL BENEFITS   FROM THE
NAME OF PERSON, POSITION          FROM THE TRUST        OF FUND EXPENSES       UPON RETIREMENT   FUND COMPLEX*
John C. Bryant, Trustee           $5,000                -0-                    -0-               $15,500
Robert M. Duncan, Trustee         $5,000                -0-                    -0-               $15,500
Thomas J. Kerr, IV, Trustee       $5,000                -0-                    -0-               $15,500
Dimon R. McFerson, Trustee        -0-                   -0-                    -0-               -0-

---------------
* The Fund Complex includes Trusts comprised of fifteen investment portfolios.


                      CALCULATING YIELD--CASH RESERVE FUND

Any current money market fund yield quotation, subject to Rule 482 under the Securities Act of 1933, shall consist of seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Cash Reserve Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. As of October 31, 1996, the Fund's seven-day current yield was 4.78%.
The effective yield was 4.90%.

The Cash Reserve Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Cash Reserve Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Cash Reserve Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in the Cash Reserve Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

           CALCULATING YIELD AND TOTAL RETURN - NON CASH RESERVE FUNDS

The non Cash Reserve Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance advertisements shall include average annual total return quotations for the most recent one, five and ten year periods (or life, if a fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five and ten year (or Life) periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


The Government and Municipal Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a thirty-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest and includes a modified market value method for determining amortization. The yield will fluctuate and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

The Government and Municipal Bond Funds' yields for the 30-day period ended October 31, 1996 were 6.44% and 4.49%, respectively.


The Government Bond, Municipal Bond and Growth Funds average annual total returns reflecting maximum sales charges for the one year, five year and Life of the funds ended October 31, 1996, are listed below:



                                1 YEAR          5 YEAR          LIFE*
                                ------          ------          -----
Government Bond                   .1%             7.2%           9.2%

Municipal Bond                   (.3)             5.8            7.0

Growth                          14.4             13.2           12.1

--------------
* Period from 12/19/88 (commencement of operations) through 10/31/96.



                      INVESTMENT ADVISER AND OTHER SERVICES

INVESTMENT MANAGEMENT AGREEMENT

Under the terms of the Investment Management Agreement, Nationwide Advisory Services, Inc. ("NAS") manages the investment of the assets of the Trust in accordance with the policies and procedures established by the Trustees, administers and manages the affairs of the Trust and furnishes office facilities, equipment and personnel to the Trust. The Agreement also provides that NAS shall reimburse the Trust for the compensation of the Trustees who are "interested persons" of NAS.


During the fiscal years ended October 31, 1996, 1995, and 1994, the Investment Manager earned fees of $16,666, $16,571, and $15,926, respectively for the Cash Reserve Fund; $414,415, $447,894, and $507,403, respectively for the Government Bond Fund; $150,996, $171,005, and $182,759, respectively for the Municipal Bond Fund; and $54,053, $46,886, and $38,858, respectively for the Growth Fund.



NAS is wholly owned by Nationwide Life Insurance Company, which is wholly owned by Nationwide Financial Services, Inc., an insurance company holding company. Nationwide Financial Services, Inc. is wholly-owned by Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).


                             DISTRIBUTION AGREEMENT

NAS also acts as Distributor of the Trust's shares pursuant to the Distribution Agreement with the Trust. The Distributor pays commissions to salespersons, the cost of printing and mailing prospectuses to potential investors and any sales promotional expenses incurred by them in connection with their distribution of Trust shares.

The Distribution Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon not more than sixty days' nor less than thirty days' written notice.

To compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement, the Trust has adopted a Plan of Distribution (the "Plan") under Rule 12b-1 under the Investment Company Act. Under the Plan, the Trust pays the Distributor compensation accrued daily and paid monthly at the annual rate of .75% of the average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund. Prior to February 29, 1994, the distribution fee was also charged on the Cash Reserve Fund. The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares.


During the fiscal years ended October 31, 1996, 1995, and 1994, the Distributor waived fees of $0, $0, and $7,279 for the Cash Reserve Fund; $476,865, $476,865, and $236,601 for the Government Bond Fund; $58,074, $65,771, and $84,082 for the Municipal Bond Fund; and $20,790, $18,033, and $17,616 for the Growth Fund. The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares (see "How to Redeem Shares" in the Prospectus). In the fiscal year ended October 31, 1996, 1995, and 1994, such charges were $1,593, $10,596, and $6,697 for the Cash Reserve Fund; $36,566, $75,240, and $271,592 for the Government Bond Fund; $118,289, $97,848, and
$79,727 for the Municipal Bond Fund; and $12,788, $28,961, and $12,759 for the Growth Fund.


Pursuant to the Plan, at least quarterly, the Distributor shall provide the Trust a written report for review by the Trustees of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan shall remain in effect until the earlier of one year after the respective date of execution or the first meeting of shareholders after the effective date of the Trust's Prospectus. If approved at such meeting by a vote of a majority of the outstanding voting securities of the Trust, the Plan shall continue in effect thereafter, provided such continuance is approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on such Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time without payment of any penalty by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or by a vote of a majority of the outstanding voting securities of the Trust (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the Investment Company Act). So long as the Plan is in effect, the election and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. In the Trustees' review of the Plan, they will consider the continued appropriateness and the level of compensation provided therein.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

All investments of the Trust are credited to the shareholders' accounts in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1,000 of a share). The Trust does not issue share certificates.


For orders placed after 4:00 p.m. Eastern Time or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value adjusted by applicable sales charges at 4:00 p.m. Eastern Time on the next day thereafter on which the Exchange is open for trading. The net asset value of a share of a Fund on which offering and redemption prices are based is the net asset value of a Fund, divided by the number of shares outstanding, the result being adjusted to the nearest cent.


The net asset value per share of each Fund of the Trust is determined by NAS, as agent appointed by the Trustees, once daily as of the close of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) on days when the New York Stock Exchange ("Exchange") is open or on any other day during which there is a sufficient degree of trading in a Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day,

Independence Day, Labor Day and Thanksgiving. The net asset value per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities and dividing by the number of shares outstanding.

The value of portfolio securities of the Cash Reserve Fund is determined on the basis of the amortized cost valuation in accordance with Rule 2a-7 of the Investment Company Act of 1940. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price the Cash Reserve Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Cash Reserve Fund computed by dividing the annualized daily income of the Cash Reserve Fund by the net asset value computed as described above, may tend to be higher than a like computation by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities.

The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Cash Reserve Funds amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Cash Reserve Funds' amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action which might include a reevaluation of all or an appropriate portion of the Cash Reserve Fund's assets based upon current market factors.

The Trustees, in supervising the Cash Reserve Fund's operations and delegating special responsibilities involving portfolio management to the Cash Reserve Fund's Investment Manager, have undertaken, as a particular responsibility within their overall duty of care owed to the Cash Reserve Fund's shareholders, to assure, to the extent reasonably practicable, taking into account current market conditions affecting the Cash Reserve Fund's investment objectives, that the Cash Reserve Fund's net asset value per share, rounded to the nearest 1 cent, will not deviate from $1.00. Pursuant to its objective of maintaining a stable net asset value per above, the Cash Reserve Fund will not purchase instruments with a remaining maturity of greater than 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.




The net income of the Cash Reserve Fund is determined once daily as of the time and on the days referenced above. All the net income of the Cash Reserve Fund, so determined, is declared in shares as a dividend to shareholders of record at the time of such determination. (Shares purchased become entitled to dividends declared as of the first day following the date of investment.) Dividends are distributed in the form of additional shares of the Cash Reserve Fund on the last business day of each month at the rate of one share (and fraction thereof) of the Cash Reserve Fund for each $1 (and fraction thereof) of dividend income. An investment in the Cash Reserve Fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

For this purpose, the net income of the Cash Reserve Fund (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Cash Reserve Fund, (b) less all actual and accrued expenses determined in accordance with generally accepted accounting principles and (c) plus or minus net realized gains and losses on the assets of the Cash Reserve Fund. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the Investment Company Act of 1940.

Because the net income of the Cash Reserve Fund is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Cash Reserve Fund divided by the number of shares outstanding) remains at $1 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Cash Reserve Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Cash Reserve Fund in its account.

The Trust may suspend the right of redemption only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

                              SHAREHOLDERS' RIGHTS

No shareholder shall be subject to any personal liability whatsoever to any person in connection with Trust property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than the Trust or its shareholders, in connection with Trust property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such person and all such persons shall look solely to the Trust property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any shareholder of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of his being or having been a shareholder and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Such rights accruing to a shareholder shall not exclude any other right to which such shareholder may be lawfully entitled nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

                                    CUSTODIAN

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the custodian for the Financial Horizons Investment Trust Funds.


                               TRANSFER AGENT AND
                             DIVIDEND DISBURSEMENT

Nationwide Investors Services, Inc. (NIS) is the Transfer and Dividend Disbursing Agent for the Funds. NIS, a wholly-owned subsidiary of NAS received fees for transfer agent services during the year ended October 31, 1996 of $11,898 from the Growth Fund, $14,136 from the Municipal Bond Fund, $57,100 from the Government Bond Fund and $966 from the Cash Reserve Fund. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.


                              BROKERAGE ALLOCATION

During the years ended October 31, 1996, 1995, and 1994, brokerage commissions paid by the Growth Fund totaled $1,928, $5,943, and $2,757 respectively. During the years ended October 31, 1996, 1995, and 1994, the Cash Reserve Fund, Government Bond Fund, and Municipal Bond Fund paid no brokerage commissions. There is no commitment to place orders with any particular broker/dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of each Fund are placed where, in the judgment of the Investment Adviser, the best executions can be obtained. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services to be provided by brokerage firms may include handling of orders, analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker over and above negotiated brokerage commissions. The Trust and the Investment Adviser believe that these services and information, which in many cases would be otherwise unavailable to the Investment Adviser, will be of significant value to the Investment Adviser. The Investment Adviser does not believe that the receipt of such services and information will materially reduce the Investment Adviser's expense.

No formula, method or criteria other than as stated above is planned to be used in the allocation of orders among any firms. In the case of securities traded in the over-the-counter market, the Trust plans to deal with the marketmakers for such securities unless better prices can be obtained through brokers.

In its capacity as investment manager for various portfolios, NAS regularly evaluates all research service received and available to determine whether services should be continued or eliminated. In the management of the Funds, NAS does not intend to specifically search out or employ any new or additional research services.

Financial Horizons Investment Trust

                                  Growth Fund

For the year ended October 31, 1996, the Financial Horizons Growth Fund had a total return of 19.41%, compared with 24.10% for the S&P 500 over the same period.

Performance during the first half of the Fund's fiscal year was favorably influenced by substantial appreciation in many of its small-cap holdings. Subsequently, the markets pulled back in June and July in response to earnings reports coming in below expectations. Although it appeared that this could have signaled the end of the bull market or a larger 10% pullback, stocks rebounded as other companies reported continued earnings gains at or above expectations. Technology stocks have recovered as we have seen more evidence that demand for personal computers will continue to drive growth for semiconductor, software and computer companies. Intel, the fund's largest holding, benefited from this trend, and the stock has risen dramatically. A few other small-cap computer software and equipment companies the fund has held also outperformed the market. Conversely, Motorola, another large technology holding, has disappointed investors as demand for cellular phones has decreased.

Financial stocks have, as in the past year, had strong gains, and benefited the Fund's performance. We have added to holdings in this sector through two credit-card companies: Capital One Financial and First USA. The Growth Fund has also benefited from its holdings in the medical products and energy sectors. Unfortunately, the Fund was underweighted in the energy sector during this period of strong performance. Additions to this sector may occur in the future since prospects for these companies remain favorable and valuations reasonable. The Fund was also negatively impacted by its holdings in long distance telecommunications stocks. AT&T and MCI Communications have been negatively impacted by competitive pressures and their continued investments in new technology and markets.

The Fund invests in companies with good growth prospects at reasonable valuations. During this year it initiated holdings in Capital One Financial, First USA, International Imaging Materials, Boston Scientific, Meridian Diagnostics and FileNet when valuations were attractive. Conversely, positions were liquidated in CFI Proservices and Medtronic when these companies appeared overvalued. The emphasis in selecting securities continues to be potential capital appreciation rather than dividend income. Therefore, the Fund usually generates realized capital gains while net income is relatively low. Although small-cap stocks are not a priority, the Fund will continue to take advantage of the ability its size affords to hold these securities without sacrificing liquidity.
Laura Klebe, MBA - Portfolio Manager

Fund Value                                     $9,095,304

                           TOP FIVE EQUITY HOLDINGS

                                         Value        %
-----------------------------------------------------------
Intel Corp.                             $439,500      4.8%
Merrill Lynch & Co.                      351,250      3.9%
SPSS, Inc.                               311,250      3.4%
Archer Daniels Midland Co.               305,718      3.4%
Zebra Technologies Corp.                 259,875      2.9%

                                FUND PERFORMANCE

              1989    1990    1991   1992   1993   1994   1995   1996
              ----    ----    ----   ----   ----   ----   ----   ----
Growth                                                          $24,594

S&P 500                                                         $32,248

Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Growth Fund since inception (12/19/88) and the S&P 500* over the period since inception ended 10/31/96.
* The S&P 500 is a broad, unmanaged index of equity securities, and unlike the Growth Fund returns, does not reflect any fees or expenses.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                              1 Year     5 Year      Life
Without sales charge..........19.41%.....13.39%.....12.11%
With sales charge.............14.41%.....13.15%.....12.11%

The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments  October 31, 1996

                                   Growth Fund


--------------------------------------------------------------------------------
SHARES          SECURITY                      VALUE
--------------------------------------------------------------------------------
           COMMON STOCKS (91.9%)
           ---------------------
           Airlines (1.0%)
           ---------------
   6,000     Skywest, Inc.                      $   90,000
                                                ----------
           Business Equipment & Services (5.3%)
           ------------------------------------
   7,500     American Business Information*        144,375
   3,000     Healthcare Services Group*             28,875
   6,600     Olsten Corp. (The)                    132,000
  10,000     TRO Learning, Inc.*                   177,500
                                                ----------
                                                   482,750
                                                ----------
           Chemicals (1.9%)
           ----------------
   2,000     Sigma-Aldrich Corp.                   117,500
   1,000     Loctite Corp.                          58,625
                                                ----------
                                                   176,125
                                                ----------
           Communication-Equip (2.0%)
           --------------------------
   3,000     HBO & Co.                             180,375
                                                ----------
           Computer Equipment (1.7%)
           -------------------------
   7,000     American Power Corp.*                 149,625
                                                ----------
           Computers-Services & Software (4.8%)
           ------------------------------------
   4,500     Filenet Corp.*                        127,687
  10,000     SPSS, Inc.*                           311,250
                                                ----------
                                                   438,937
                                                ----------
           Consumer Products (3.3%)
           ------------------------
  16,000     National Picture & Frame*             184,000
   4,000     Newell Co.                            113,500
                                                ----------
                                                   297,500
                                                ----------
           Contract Manufacturing (1.3%)
           -----------------------------
   5,500     DII Group, Inc.*                      121,000
                                                ----------
           Dental (0.9%)
           -------------
   2,000     Dentsply International, Inc.           84,250
                                                ----------
           Distribution (1.6%)
           -------------------
   4,725     Bergen Brunswig Corp., Class A        148,247
                                                ----------
           Drugs (4.2%)
           ------------
   4,000     Allergan, Inc.                        122,000
   4,000     Schering-Plough Corp.                 256,000
                                                ----------
                                                   378,000
                                                ----------
           Electronics (7.5%)
           ------------------
   4,000     Intel Corp.                           439,500
   2,000     Motorola, Inc.                         92,000
  11,100     Woodhead Industries, Inc.             152,625
                                                ----------
                                                   684,125
                                                ----------
           Engineering and Construction (1.4%)
           -----------------------------------
   2,000     Fluor Corp.                           131,000
                                                ----------
           Financial (13.8%)
           -----------------
   3,645     Bear Stearns Companies, Inc.           86,113
   4,500     Capital One Financial                 140,062
   1,600     First USA, Inc.                        92,000
  18,231     Gainsco, Inc.                         175,473
   5,000     Merrill Lynch & Co., Inc.             351,250
   2,000     Morgan Stanley Group, Inc.            100,500
   8,400     Silicon Valley Bancshares*            219,450
   5,000     Standard Financial                     89,062
                                                ----------
                                                 1,253,910
                                                ----------
           Food & Beverage (1.0%)
           ----------------------
   1,500     Grand Metropolitan PLC ADR             45,938
   5,800     Grand Metropolitan PLC                 43,776
                                                ----------
                                                    89,714
                                                ----------

----------

The abbreviations in the above statement stand for the following:
PLC   Public Limited Company
ADR  American Depository Receipt
* Denotes a non-income producing security.
Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percent of net assets. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
SHARES          SECURITY                      VALUE
--------------------------------------------------------------------------------
           Food-Grain & Agriculture (4.5%)
           -------------------------------
  14,056     Archer Daniels Midland Co.                $  305,718
   5,500     Northland Cranberrys, Class A                105,875
                                                       ----------
                                                          411,593
                                                       ----------
           Healthcare Services (3.6%)
           --------------------------
   3,200     Apria Healthcare Group*                       61,200
   6,000     Columbia/HCA Healthcare Corp.                214,500
   7,500     United American HealthCare*                   46,875
                                                        ----------
                                                          322,575
                                                        ----------
           Machinery & Capital Goods (4.7%)
           --------------------------------
   3,000     Duriron, Inc.                                 80,250
   1,000     Emerson Electric Co.                          89,000
   9,000     Zebra Technologies Corp.*                    259,875
                                                       ----------
                                                          429,125
                                                       ----------
           Medical Products (4.4%)
           -----------------------
   5,000     Biomet, Inc.                                  80,625
   4,000     Boston Scientific*                           217,500
  10,000     Meridian Diagnostics                         105,000
                                                       ----------
                                                          403,125
                                                       ----------
           Oil & Gas (2.9%)
           ----------------
   1,300     Amoco Corp.                                   98,475
     500     Royal Dutch Petroleum Co.                     82,688
     800     Texaco, Inc.                                  81,300
                                                       ----------
                                                          262,463
                                                       ----------
           Pollution Control (0.9%)
           ------------------------
   2,500     WMX Technologies, Inc.                        85,938
                                                       ----------
           Printing & Publishing (4.2%)
           ----------------------------
   6,400     International Imaging Materials*             152,000
   6,000     Merrill Corp.                                133,500
   2,800     Reader's Digest Assoc., Inc., Class B         96,950
                                                       ----------
                                                          382,450
                                                       ----------
           Restaurants (2.7%)
           ------------------
   5,000     Bob Evans Farms, Inc.                         62,500
   8,800     Wendy's International, Inc.                  181,500
                                                       ----------
                                                          244,000
                                                       ----------
           Retail (5.6%)
           -------------
   9,999     CUC International*                           244,976
   3,000     Franklin Quest Co.*                           60,750
   5,000     Smart & Final, Inc.                          117,500
   4,000     Tractor Supply Co.*                           83,000
                                                       ----------
                                                          506,226
                                                       ----------
           Telecommunications (6.0%)
           -------------------------
   1,333     360 Communications Co.*                       30,159
   2,200     AT & T Corp.                                  76,725
     712     Lucent Technologies, Inc.                     33,464
   9,800     MCI Communications Corp.                     246,225
   4,000     Sprint Corp.                                 157,000
                                                       ----------
                                                          543,573
                                                       ----------
           Tire & Rubber (0.7%)
           --------------------
   3,000     Cooper Tire & Rubber Co.                      58,875
             Total common stocks (cost $5,667,901)      8,355,501
                                                       ----------

--------------------------------------------------------------------------------
PRINCIPAL          SECURITY                      VALUE
--------------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS (7.9%)
           ----------------------------------
           U.S. Treasury Bills
           -------------------
$740,000     5.06% through 5.36%, due 02/13/97 through
             07/24/97 (cost $720,332)                    720,926
                                                      ----------
           Total investments (cost $6,388,233)        $9,076,427
                                                      ==========

Financial Horizons Investment Trust

                               Municipal Bond Fund

The municipal market has produced modest returns over the past 12 months, but the road along the way was anything but smooth. Over the year, the Bond Buyer 11 Index moved from a yield of 5.62% to 5.60%. After rallying to 5.23% by February, the market retraced all of its gains back to a peak of 6.02% by mid-June. Inflationary fears that were prevalent in the spring months never materialized into the economic numbers that followed. The Federal Reserve was content to leave rates alone, allowing municipals to rally back to the current readings. For the fiscal year, the Lehman Municipal Bond Index returned 5.70%, while the Fund gained 4.72%.

Over the past year, we have continued to emphasize high credit quality but switched to lower average coupons and slightly shorter average maturities. As a result, our credit quality was maintained above a "Aa," our average coupon declined from 6.16% to 5.83%, and our position in discount bonds (those bonds priced below $98 per $100 of par value) increased from approximately 20% to 40% of the portfolio. Average par-weighted maturity was shortened from 19.6 years to
19.0 years. By lowering the average coupon and increasing our position in discount bonds, we have shifted the Fund into a more aggressive, performance-oriented position. If rates continue to fall, we should be in a good position to continue to capitalize on this opportunity. The current year's sales have generated net capital gains, however there is a loss carry-forward that will offset these gains and nullify their effects for tax-reporting purposes.

A moderation in the growth of the economy, coupled with confidence that the Federal Reserve has effectively tamed inflation and will not have to raise rates in the near term, is the foundation for this market's summer rally. Election anxieties perhaps tempered the rally somewhat. With the election now in the rearview mirror, the market can again focus on the solid fundamentals of moderate growth and low inflation.

We have a well-balanced portfolio that is positioned to benefit from an extension in the current market rally. We are constantly searching for value through a disciplined swap program. Overall, we continue to take a long-term perspective and look for positive performance in the future.
J. Randall Baney, MBA - Portfolio Manager

Fund Value                                  $20,499,850


                              TOP FIVE HOLDINGS

                                                        Value            %
-------------------------------------------------------------------------------
New Jersey Turnpike                                  $1,092,500        5.3%
Nashville and Davidson County, Tennessee              1,068,625        5.2%
New York Local Government Asst                        1,067,500        5.2%
Harris County, Texas                                  1,047,500        5.1%
Birmingham, Alabama                                   1,043,750        5.1%



                                FUND PERFORMANCE

                 1989    1990    1991    1992    1993    1994    1995    1996
                 ----    ----    ----    ----    ----    ----    ----    ----
Muni Bond                                                              $17,078
Leh. Muni Bond                                                         $18,873


Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Municipal Bond Fund since inception (12/19/88) and the Lehman Brothers Municipal Bond Index* over the period since inception ended 10/31/96.
* The Lehman Brothers Municipal Bond Index represents an unmanaged group of bonds that are not adjusted for expenses and includes bonds of lower quality than those purchased by the Municipal Bond Fund. The investment return and principal value will fluctuate. When redeemed, shares may be worth more or less than the original investment.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                               1 Year     5 Year     Life
Without sales charge...........4.72%......6.12%......7.04%
With sales charge ............-0.28%......5.80%......7.04%


The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments October 31, 1996

                              Municipal Bond Fund

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                                            VALUE
--------------------------------------------------------------------------------
           LONG-TERM MUNICIPAL SECURITIES (98.3%)

             Alabama (5.1%)
             --------------
$1,000,000     Birmingham, Alabama General Obligation
                 Refunding Bonds, Series 1992-B,
                   6.25%, 04/01/16                               $  1,043,750
                                                                 ------------
             Florida (4.7%)
             --------------
1,000,000      Orlando, Florida Utilities Commission
                 Water and Electric Subordinated
                 Revenue Refunding Bonds,
                 Series 1993-A, 5.25%, 10/01/14                       957,500
                                                                 ------------
             Illinois (9.7%)
             ---------------
1,000,000      Illinois Housing Development Authority
                 Homeowner Mortgage Revenue
                 Bonds, Series 1994-A-1, 6.45%, 08/01/17            1,027,500
1,000,000      Illinois Regional Transportation Authority,
                 General Obligation Refunding Bonds,
                 Series 1996, 5.40%, 06/01/15                         961,250
                                                                 ------------
                                                                    1,988,750
                                                                 ------------
             Massachusetts (4.7%)
             --------------------
1,000,000      Commonwealth of Massachusetts
                 General Obligation Refunding Bonds,
                 Series 1995-A, 5.00%, 07/01/10                       957,500
                                                                 ------------
             Nevada (4.8%)
             -------------
1,000,000      Nevada State General Obligation, Nevada
                 Municipal Bond Bank Project,
                 Numbers 49 & 50, 5.50%, 11/01/16                     980,000
                                                                 ------------
             New Jersey (5.3%)
             -----------------
1,000,000      New Jersey Turnpike Authority Turnpike
                 Revenue Bonds, Series 1991-C,
                 6.50%, 01/01/16                                    1,092,500
                                                                 ------------
             New York (5.2%)
             ---------------
1,000,000        New York Local Government Assistance
                 Corporation, Series 1993-E, Refunding
                 Bonds, 6.00%, 04/01/14                             1,067,500
                                                                 ------------
             North Carolina (5.0%)
             ---------------------
1,000,000        Charlotte-Mecklenburg Hospital Authority,
                 North Carolina Health Care System
                 Revenue Bonds, Series 1992,
                 6.25%, 01/01/20                                    1,030,000
                                                                 ------------
             South Carolina (5.0%)
             ---------------------
1,000,000      South Carolina State Housing Finance &
                 Development Authority Homeownership
                 Mortgage Purchase Bonds,
                 Series 1994-A, 6.375%, 07/01/16                    1,015,000
                                                                 ------------
             Tennessee (5.2%)
             ----------------
1,030,000      Nashville & Davidson County, Tennessee
                 General Obligation Multi-Purpose
                 Improvement Bonds, Series 1994,
                 6.125%, 05/15/14                                   1,068,625
                                                                 ------------

----------

Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                                            VALUE
--------------------------------------------------------------------------------
           Texas (19.2%)
           -------------
$1,000,000   Carrollton -- Farmers Branch
               Independent School District, Texas
               General Obligation School Building
               Unlimited Tax Bonds, Series 1995,
               5.00%, 02/15/16                                      $ 930,000
1,000,000    Grand Prairie Independent School
               District, Texas General Obligation
               Unlimited Tax School Building and
               Refunding Bonds, Series 1996,
               5.20%, 02/15/17                                        946,250
1,000,000    Harris County, Texas Tax and Revenue
               Certificates of Obligation, Series 1994,
               6.10%, 10/01/13                                      1,047,500
1,000,000    Texas State Public Finance Authority
               Building Revenue Refunding,
               Series 1992-B, 5.75%, 02/01/12                       1,011,250
                                                                 ------------
                                                                    3,935,000
                                                                 ------------
           Utah (4.9%)
           -----------
1,000,000    Utah Housing Finance Agency, Multi-
               Family Housing Revenue Refunding
               Bonds, (Cottonwood Apartments
               Project), Issue 1995, 6.30%, 07/01/15                1,011,250
                                                                 ------------
           Virginia (14.9%)
           ----------------
1,000,000    Chesapeake, Virginia General Obligation
               Water & Sewer Bonds, Series 1995-A,
               5.375%, 12/01/20                                       956,250
1,000,000    Richmond, Virginia General Obligation
               Public Improvement Refunding Bonds,
               Series 1991-B, 6.25%, 01/15/18                       1,035,000
 900,000     Virginia Housing Development Authority
               Commonwealth Mortgage Bonds,
               Series 1992-C, Subseries C-7,
               6.30%, 01/01/15                                        915,750
 140,000     Virginia Housing Development Authority
               Multi-Family Housing Bonds,
               Series 1991-F, 7.10%, 05/01/13                         148,050
                                                                 ------------
                                                                    3,055,050
                                                                 ------------
           Washington (4.6%)
           -----------------
1,000,000    Seattle, Washington Limited Tax, General
               Obligation Bonds, Series 1995, 5.125%,                942,500
               07/01/15                                          ------------
           Total long-term municipal securities
               (cost $19,986,232)                                $20,144,925
                                                                 ============

See accompanying notes to financial statements.

Financial Horizons Investment Trust

                             Government Bond Fund

Total return for the Financial Horizons Government Bond Fund for the year ended October 31, 1996, was 5.01% compared to a total return of 5.05% for its benchmark index, the Merrill Lynch Government Master Index.

Early in the year, fears of higher inflation led to an increase in interest rates. As favorable inflation results have been released over the past two months, inflationary concerns have eased and rates have declined from their highs at midyear. The net change in interest rates over the past 12 months was an increase of approximately .30 percent in intermediate and long rates. The current stable inflation environment is favorable for the bond market.

The Government Bond Fund continues to be invested in spread product including sectors of the government agency and mortgage-backed markets perceived to be undervalued. Approximately one-third of portfolio assets are invested in the collateralized mortgage obligation (CMO) market. The yield on these conservatively structured investments continues to make them attractive portfolio holdings.

Wayne T. Frisbee, CFA - Portfolio Manager


Fund Value                                  $58,736,729

                             TOP FIVE BOND HOLDINGS

                                                    Value             %
-------------------------------------------------------------------------------
Resolution Funding                              $14,577,892         24.8%
FNMA REMICS                                      13,130,822         22.4%
Federal National Mortgage Association             9,270,147         15.8%
FHLMC REMICS                                      6,882,563         11.7%
Federal Home Loan Banks                           4,012,716          6.8%



                                FUND PERFORMANCE

                 1989    1990    1991    1992    1993    1994    1995    1996
Gov't Bond                                                             $19,926
M. Lynch                                                               $19,905



Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Government Bond Fund since inception (12/19/88) and the Merrill Lynch Government Master Index* over the period since inception ended 10/31/96.
* The Merrill Lynch Government Master Index is an index of unmanaged bonds which unlike the Government Bond Fund returns, do not reflect any fees or expenses. The investment return and principal value will fluctuate. When redeemed, shares may be worth more or less than the original investment.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                              1 Year     5 Year       Life
Without sales charge...........5.01%......7.47%......9.16%
With sales charge..............0.08%......7.17%......9.16%


The without sales charge returns do not reflect the effects of sales charges. The with sales charge assumes the applicable contingent deferred sales charge
(CDSC) was paid on withdrawals which has the most dramatic effect on the one-year performance figures. The CDSC declines from 5% in the first year to 0% after 6 years. These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than the original investment. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments  October 31, 1996

                              Government Bond Fund

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES (34.1%)
            ----------------------------------
$ 707,185  FHLMC (REMIC) Series 190-D,
              9.20%, 10/15/21                                     $ 738,929
3,000,000   FHLMC (REMIC) Series 1344-D,
              6.00%, 08/15/07                                     2,801,368
1,289,219   FHLMC (REMIC) Series 31-E,
              7.55%, 05/15/20                                     1,306,068
2,000,000   FHLMC (REMIC) Series 1313-G,
              7.25%, 06/15/07                                     2,036,198
1,000,000   FNMA (REMIC) Series 93-203 PJ,
              6.50%, 10/25/23                                       981,009
  422,198   FNMA (REMIC) Series 1989-86,
              8.75%, 11/25/19                                       443,459
4,000,000   FNMA (REMIC) Series 1990-16D,
              9.00%, 03/25/20                                     4,202,476
  589,820   FNMA (REMIC) Series 1991-68E,
              8.35%, 10/25/03                                       593,287
  923,312   FNMA (REMIC) Series 1991-73A,
              8.00%, 07/25/21                                       952,063
1,743,142   FNMA (REMIC) Series 90-7-B,
              8.50%, 01/25/20                                     1,815,132
4,000,000   FNMA (REMIC) Series 92-126,
              8.00%, 07/25/02                                     4,143,396
                                                                -----------
              Total mortgage backed securities
                (cost $19,643,084)                               20,013,385
                                                                -----------

----------
The abbreviations in the above statement stand for the following:
      FHLMC  Federal Home Loan Mortgage Corporation
      FNMA   Federal National Mortgage Association
      REMIC  Real Estate Mortgage Investment Conduit
Cost also represents cost for Federal income tax purposes.
Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY LONG-TERM
              OBLIGATIONS (52.6%)
              ------------------------------------
$ 4,000,000   Federal Home Loan Banks, 6.36%, 03/21/01           $ 4,012,716
  3,000,000   Federal Home Loan Mortgage Corp.,
               7.445%, 04/14/04                                    3,047,901
  4,030,000   Federal National Mortgage Assoc.,
               8.25%, 10/12/04                                     4,209,134
  4,000,000   Federal National Mortgage Assoc.,
               8.55%, 12/10/04                                     4,064,048
  1,000,000   Federal National Mortgage Assoc.,
               7.26%, 10/05/05                                       996,965
 15,000,000   Resolution Funding STRIPS, 0.00%, 04/15/06           8,099,235
  3,000,000   Resolution Funding STRIPS, 0.00%, 04/15/08           1,401,477
 10,000,000   Resolution Funding STRIPS, 0.00%, 07/15/13           3,165,290
 10,000,000   Resolution Funding STRIPS, 0.00%, 07/15/20           1,911,890
                                                                 -----------
                Total U.S. government and agency
                  long-term obligations
                  (cost $30,020,695)                              30,908,656
                                                                 -----------

             REPURCHASE AGREEMENT (13.4%)
             ----------------------------
 7,894,000   Prudential Securities, 5.55%, due 11/01/96,
               Collateralized by $8,035,000, Sallie Mae
               Floating Rate Note, due 04/10/97, market
               value $8,055,088 (cost $7,894,000)                 7,894,000
                                                                -----------
             Total investments (cost $57,557,779)               $58,816,041
                                                                ===========


Financial Horizons Investment Trust

                               Cash Reserve Fund

The Financial Horizons Cash Reserve Fund had total assets of $4.2 million for the year ended October 31, 1996. The average maturity totaled 37 days. Commercial paper accounted for 89% of the Fund, followed by Canadian Government obligations (7%) and U.S. Government & Agency securities (4%). Commercial paper continues to have a yield advantage over other money market instruments.

Total return on the Cash Reserve Fund was 4.97% for the year ended October 31, 1996, compared to the Consumer Price Index total return of 2.99%. The 30-day current yield in the same period was 4.77% with an effective yield of 4.88%.

The Federal Open Market Committee left interest rates unchanged for most of 1996. The last time they adjusted rates was in January 1996. At that time the Federal Funds rate was lowered to 5.00% from 5.25%. Future rate changes will depend on the Committee's perception on both economic growth and inflation.

The Financial Horizons Cash Reserve Fund continues to invest in only high-quality, first-tier money market instruments. An internal credit review is completed on all issuers prior to investment.

Karen G. Mader, MA - Portfolio Manager


Fund Value                                   $4,242,751



                     TOP FIVE HOLDINGS

                                          Value       %
-------------------------------------------------------------------------------
Sonoco Products Co.                     $164,567     3.9%
Clorox Co.                               161,544     3.8%
Merrill Lynch & Co.                      159,903     3.8%
Caterpillar Financial Services           159,694     3.8%
Canadian Wheat Board                     159,667     3.8%




                                FUND PERFORMANCE

               1989    1990    1991    1992    1993    1994    1995    1996
Cash Reserve                                                         $14,384
CPI                                                                  $13,126



Comparative performance of $10,000 invested in the Financial Horizons Investment Trust Cash Reserve Fund since inception (12/19/88) and the Consumer Price Index* over the period since inception ended 10/31/96.
* The Consumer Price Index is a broad index reflecting price changes in a market basket of consumer goods and, unlike the Cash Reserve Fund, does not reflect any fees or expenses.


                           AVERAGE ANNUAL TOTAL RETURN
                           FOR PERIODS ENDED 10/31/96

                               1 Year     5 Year     Life
Without sales charge...........4.97%......3.70%......4.73%


These results include reinvestment of all dividends and capital gains distributions. The life of the fund is 7.8 years.

An investment in the Cash Reserve Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that it will be able to maintain a stable net asset value of $1.00 a share. Past performance is no guarantee of future results.

Financial Horizons Investment Trust - Statement of Investments  October 31, 1996

                                Cash Reserve Fund

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------

           CANADIAN GOVERNMENT OBLIGATIONS (7.3%)
           ---------------------------------------
$152,000   British Columbia Province, 5.28%,
             due 02/03/97                                           $  149,905
 160,000   Canadian Wheat Board, 5.35%, due 11/15/96                   159,667
                                                                    ----------
           Total Canadian government obligations
             (cost $309,572)                                           309,572
                                                                    ----------
           COMMERCIAL PAPER (89.1%)
           ------------------------
           Agriculture/Finance (3.8%)
           --------------------------
 160,000     Deere, John Capital, 5.24%, due 11/26/96                  159,418
                                                                    ----------
           Auto/Finance (3.8%)
           -------------------
 160,000     Ford Motor Credit, 5.26%, due 11/25/96                    159,439

           Banks (2.3%)
           ------------
 100,000     National City Credit, 5.35%, due 11/15/96                  99,792
                                                                     ----------
           Broker/Dealers (14.5%)
           ----------------------
 140,000     Dean Witter Discover, 5.25%, due 11/25/96                 139,510
 156,000     Goldman Sachs Group, 5.26%,
               due  11/27/96                                           155,407
 160,000     Merrill Lynch & Co. 5.44%, due 11/05/96                   159,903
 160,000     Smith Barney, Inc., 5.27%, due 12/05/96                   159,204
                                                                    ----------
                                                                       614,024
                                                                    ----------
           Captive Borrow Conduit (3.2%)
           -----------------------------
 138,000     Prudential Funding, 5.23%, due 12/09/96                   137,238
                                                                    ----------
           Chemicals (6.1%)
           ----------------
 116,000     Monsanto Co., 5.45%, due 11/19/96                         115,684
 145,000     PPG Industries, 5.24%, due 12/10/96                       144,177
                                                                    ----------
                                                                       259,861
                                                                    ----------

           Consumer Products (3.8%)
           ------------------------
 162,000     Clorox Co. 5.33%, due 11/20/96                            161,544
                                                                    ----------

           Consumer Sales Finance (12.5%)
           ------------------------------
 105,000     Amer. Exp. Credit Corp., 5.29%, due 11/08/96             104,893
 146,000     Avco Financial Serv., 5.26%, due 12/10/96                145,168
 143,000     Beneficial Corp., 5.26%, due 11/13/96                    142,749
 140,000     Norwest Financial, 5.31%, due 01/27/97                   138,203
                                                                    ----------
                                                                      531,013
                                                                    ----------

----------
Cost also represents cost for Federal income tax purposes.

Portfolio holding percentages represent value as a percentage of net assets.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
PRINCIPAL       SECURITY                          VALUE
--------------------------------------------------------------------------------
           Diversified Finance (3.6%)
           --------------------------
$154,000     GE Capital Corp., 5.29%, due 11/18/96                 $  153,615
                                                                    ----------
           Entertainment (2.3%)
           --------------------
 100,000     Walt Disney Co., 5.42%,
               due 11/20/96                                            99,714
                                                                    ----------
           Heavy Equipment/Finance (3.8%)
           ------------------------------
 160,000     Caterpillar Financial Ser., 5.25%,
                 due 11/13/96                                         159,694
                                                                    ----------
           Insurance (9.4%)
           ----------------
 130,000     AIG Funding, Inc., 5.24%, due 12/17/96                   129,130
 130,000     MetLife Funding Inc., 5.24%, due 12/16/96                129,148
 140,000     Principal Mutual, 5.24%, due 11/13/96                    139,755
                                                                    ----------
                                                                      398,033
                                                                    ----------

           Lease Financing (3.2%)
           ----------------------
 137,000     PHH Corp., 5.23%, due 11/04/96                           136,940
                                                                    ----------
           Manufacturing/Diversified (3.3%)
           --------------------------------
 140,000     Raytheon Co., 5.23%, due 11/05/96                        139,919
                                                                    ----------
           Packaging/Containers (2.6%)
           ---------------------------
 110,000     Bemis Co., Inc., 5.26%, due 12/03/96                     109,486
                                                                    ----------
           Paper and Forest Products (3.9%)
           --------------------------------
 165,000     Sonoco Products Co., 5.25%, due 11/19/96                 164,567
                                                                    ----------
           Pharmaceuticals/Health Care (7.0%)
           ----------------------------------
 150,000     Abbott Laboratories, 5.25%, due 01/16/97                 148,337
 150,000     Schering Corp., 5.40%, due 02/18/97                      147,548
                                                                    ----------
                                                                      295,885
                                                                    ----------
             Total commercial paper (cost $3,780,182)               3,780,182
                                                                    ----------
           U.S. GOVERNMENT OBLIGATIONS (1.4%)
           ----------------------------------
  60,000   U.S. Treasury Bills, 5.14%, due 06/26/97
             (cost $57,970)                                            57,970
                                                                    ----------
           U.S. AGENCY-FULL FAITH & CREDIT (2.3%)
           --------------------------------------
 100,000   Federal National Mortgage Association
             5.47%, due 02/10/97 (cost $98,465)                        98,465
                                                                    ----------
             Total investments (cost $4,246,189)                   $4,246,189
                                                                   ===========


Financial Horizons Investment Trust                         October 31, 1996

                      Statements of Assets and Liabilities

                                                                                 MUNICIPAL      GOVERNMENT       CASH
                                                                   GROWTH          BOND            BOND         RESERVE
                                                                    FUND           FUND            FUND          FUND
ASSETS
Investments in securities, at value (cost $6,388,233,
  $19,986,232, $49,663,779 and $4,246,189, respectively)         $9,076,427    $20,144,925     $50,922,041    $4,246,189
Repurchase agreements (cost $7,894,000)                                  --             --       7,894,000            --
                                                                --------------------------------------------------------
Total investments                                                 9,076,427     20,144,925      58,816,041     4,246,189
Cash                                                                 29,069        223,314          30,032           519
Receivable for Fund shares sold                                         127             --              --            --
Receivable for investment securities sold                                --             --          13,209            --
Accrued interest and dividends receivable                             5,924        333,877         322,626            --
                                                                --------------------------------------------------------
TOTAL ASSETS                                                      9,111,547     20,702,116      59,181,908     4,246,708

LIABILITIES
Payable for Fund shares redeemed                                      3,953        134,945         229,214           267
Accrued management fees                                               4,998         11,366          32,203         1,427
Accrued transfer agent fees                                           1,000          1,168           3,956            77
Accrued distribution fees                                             3,846          8,743              --            --
Dividends payable                                                        --         34,553         152,402         1,243
Other accrued expenses                                                2,446         11,491          27,404           943
                                                                --------------------------------------------------------
TOTAL LIABILITIES                                                    16,243        202,266         445,179         3,957
                                                                --------------------------------------------------------
NET ASSETS                                                       $9,095,304    $20,499,850     $58,736,729    $4,242,751
                                                                ========================================================
NET ASSETS REPRESENTED BY:
Capital Shares, $1 par value, outstanding                       $   467,236     $1,903,494     $55,376,700    $4,242,870
Capital paid in excess of par value                               5,486,141     19,388,899      53,402,393          (105)
Net unrealized appreciation                                       2,688,194        158,693       1,258,262            --
Accumulated undistributed net realized gain (loss)                  458,096       (950,935)     (1,301,670)           (6)
Accumulated undistributed (distributions in excess of) net
 investment income                                                   (4,363)          (301)          1,044            (8)
                                                                --------------------------------------------------------
NET ASSETS                                                       $9,095,304    $20,499,850     $58,736,729    $4,242,751
                                                                ========================================================
Shares outstanding (unlimited number of shares authorized)          467,236      1,903,494       5,376,700     4,242,870
                                                                ========================================================
NET ASSET VALUE AND OFFERING PRICE PER SHARE*                    $   19.47     $     10.77     $     10.92    $     1.00
                                                                ========================================================

* For the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund, the redemption price per share varies by the length of time shares are held.






See accompanying notes to financial statements.

Financial Horizons Investment Trust         For the year ended October 31, 1996

                            Statements of Operations

                                                                                    MUNICIPAL     GOVERNMENT       CASH
                                                                      GROWTH          BOND           BOND         RESERVE
                                                                       FUND           FUND           FUND          FUND
INVESTMENT INCOME:
INCOME:
Dividends                                                           $   81,409            --             --           --
Interest                                                                40,820    $1,366,936    $ 4,351,716     $229,490
Other                                                                       --            --        171,119           --
                                                                    ----------------------------------------------------
Total income                                                           122,229     1,366,936      4,522,835      229,490

EXPENSES:
Distribution fees                                                       62,370       174,226        476,865           --
Investment management fees                                              54,053       150,996        414,415       16,666
Transfer agent fees                                                     11,898        14,136         57,100          966
Professional services                                                    1,934         5,474         15,020        1,052
Registration fees                                                        2,235         1,783          4,963        2,452
Shareholders' reports                                                    3,500         4,490         11,200          275
Custodian fees                                                           2,100        16,600         11,500        4,503
Trustee fees and expenses                                                1,136         3,555          9,655          625
Other                                                                    1,508         2,553          9,724          468
                                                                    ----------------------------------------------------
Total expenses before waived expenses                                  140,734       373,813      1,010,442       27,007
Total waived expenses                                                   20,790        58,074        476,865           --
                                                                    ----------------------------------------------------
Net expenses                                                           119,944       315,739        533,577       27,007
                                                                    ----------------------------------------------------
NET INVESTMENT INCOME                                               $    2,285    $1,051,197    $ 3,989,258     $202,483
                                                                    ====================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                             $1,456,661    $  249,540    $   746,770 $         (3)
Net change in unrealized appreciation (depreciation) of investments    995,019      (275,812)    (1,785,043)          --
                                                                    ----------------------------------------------------
Net realized and unrealized gain (loss) on investments               1,451,680       (26,272)    (1,038,273)          (3)
                                                                    ----------------------------------------------------
NET INCREASE IN ASSETS RESULTING FROM OPERATIONS                    $1,453,965    $1,024,925    $ 2,950,985     $202,480
                                                                    ====================================================


See accompanying notes to financial statements.

Financial Horizons Investment Trust

                      Statements of Changes in Net Assets



                                                                         GROWTH FUND                MUNICIPAL BOND FUND

                                                                  Year ended     Year ended     Year ended     Year ended
                                                                  October 31,    October 31,    October 31,    October 31,
                                                                     1996           1995           1996           1995
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)                                     $    2,285         (3,646)    $ 1,051,197    $ 1,267,905
Net realized gain (loss) on investments                             456,661        821,167         249,540       (809,772)
Net change in unrealized appreciation (depreciation) of
  investments                                                       995,019        607,704        (275,812)     3,105,091
                                                                 --------------------------------------------------------
Net increase in net assets resulting from operations              1,453,965      1,425,225       1,024,925      3,563,224

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    --             --      (1,051,197)    (1,266,974)
In excess of net investment income                                       --         (5,505)           (301)            --
Net realized gain from investment transactions                     (819,732)       (65,310)             --             --
                                                                 --------------------------------------------------------
Decrease in net assets from distributions to shareholders          (819,732)       (70,815)     (1,051,498)    (1,266,974)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    896,371        520,132          83,672        437,772
Net asset value of shares issued to shareholders from reinvestment
  of dividends                                                      806,112         69,603         617,827        827,461
Cost of shares redeemed                                            (835,073)    (1,137,884)     (5,980,992)    (4,168,004)
                                                                 --------------------------------------------------------
Increase (decrease) in net assets derived from capital share
  transactions                                                      867,410       (548,149)     (5,279,493)    (2,902,771)
                                                                 --------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                             1,501,643        806,261      (5,306,066)      (606,521)
NET ASSETS-- BEGINNING OF PERIOD                                  7,593,661      6,787,400      25,805,916     26,412,437
                                                                 --------------------------------------------------------
NET ASSETS-- END OF PERIOD                                       $9,095,304    $ 7,593,661     $20,499,850    $25,805,916
                                                                 ========================================================
Undistributed net realized gain (loss) on investments included
  in net assets at end of period                                 $  458,096    $   821,167     $  (950,935)   $(1,200,475)
                                                                 ========================================================
Undistributed (distributions in excess of) net investment income
  included in net assets at end of period                        $   (4,363)  $     (6,648)    $      (301)   $    (5,752)
                                                                 ========================================================

SHARE ACTIVITY:
Shares sold                                                          48,331         32,495           7,850         42,427
Reinvestment of dividends                                            46,328          4,761          57,620         80,208
Shares redeemed                                                     (45,321)       (68,472)       (559,944)      (403,632)
                                                                 --------------------------------------------------------
Net increase (decrease) in number of shares                          49,338        (31,216)       (494,474)      (280,997)
                                                                 ========================================================


See accompanying notes to financial statements.

                                                                                                                       13

Financial Horizons Investment Trust

                      Statements of Changes in Net Assets

                                                                              GOVERNMENT BOND FUND            CASH RESERVE FUND

                                                                             Year ended     Year ended    Year ended    Year ended
                                                                            October 31,    October 31,    October 31,   October 31,
                                                                                1996           1995          1996          1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                       $  3,989,258   $  4,424,602   $   202,483   $   218,960
Net realized gain (loss) on investments                                          746,770        500,983            (3)           (3)
Net change in unrealized appreciation (depreciation) of investments           (1,785,043)     5,712,175            --            --
                                                                            -------------------------------------------------------
Net increase in net assets resulting from operations                           2,950,985     10,637,760       202,480       218,957

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                         (3,988,214)    (4,454,858)     (202,483)     (218,917)
In excess of net investment income                                                    --             --            (8)           --
Net realized gain from investment transactions                                        --             --            --           (35)
Paid in capital                                                                       --        (14,227)         (105)           --
                                                                            -------------------------------------------------------
Decrease in net assets from distributions to shareholders                     (3,988,214)    (4,469,085)     (202,596)     (218,952)

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                 452,449      1,055,320       280,277       890,988
Net asset value of shares issued to shareholders from reinvestment
  of dividends                                                                 2,053,433      2,526,566       186,091       213,199
Cost of shares redeemed                                                      (11,921,797)   (10,778,823)     (373,733)     (903,863)
                                                                            -------------------------------------------------------
Increase (decrease) in net assets derived from capital share transactions     (9,415,915)    (7,196,937)       92,635       200,324
                                                                            -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                        (10,453,144)    (1,028,262)       92,519       200,329
NET ASSETS-- BEGINNING OF PERIOD                                              69,189,873     70,218,135     4,150,232     3,949,903
                                                                            -------------------------------------------------------
NET ASSETS-- END OF PERIOD                                                  $ 58,736,729   $ 69,189,873   $ 4,242,751   $ 4,150,232
                                                                            =======================================================
Undistributed net realized gain (loss) on investments included in net
   assets at end of period                                                  $ (1,301,670)  $ (2,048,440)  $        (6)  $        (3)
                                                                            =======================================================
Undistributed (distributions in excess of) net investment income
   included in net assets at end of period                                  $      1,044   $         --   $        (8)  $        --
                                                                            =======================================================
SHARE ACTIVITY:
Shares sold                                                                       40,874        100,153       280,277       890,988
Reinvestment of dividends                                                        188,895        239,877       186,091       213,199
Shares redeemed                                                               (1,101,948)    (1,029,256)     (373,733)     (903,863)
                                                                            -------------------------------------------------------
Net increase (decrease) in number of shares                                     (872,179)      (689,226)       92,635       200,324
                                                                            =======================================================

See accompanying notes to financial statements.

Financial Horizons Investment Trust                 Selected data for each share
                                                    of capital stock outstanding
                              Financial Highlights



                                               GROWTH FUND                                     MUNICIPAL BOND FUND
                                          YEARS ENDED OCTOBER 31,                             YEARS ENDED OCTOBER 31,
                                 1996         1995     1994     1993     1992      1996      1995      1994      1993       1992
NET ASSET VALUE --
  BEGINNING OF PERIOD           $18.17       $15.11   $14.17   $12.46   $11.99   $ 10.76   $  9.86   $ 11.75   $ 10.64   $ 10.61
Net investment income (loss)       .01        (0.01)    0.03     0.08     0.22      0.48      0.50      0.49      0.56      0.61
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                  3.28         3.23     0.95     1.73     0.43      0.01      0.90     (1.62)     1.22      0.07
                                ----------------------------------------------   -----------------------------------------------
Total from investment operations  3.29         3.22     0.98     1.81     0.65      0.49      1.40     (1.13)     1.78      0.68
Dividends from net investment
  income                            --           --    (0.04)   (0.10)   (0.18)    (0.48)    (0.50)    (0.49)    (0.56)    (0.61)
Distributions in excess of net
  investment income                 --        (0.01)      --       --       --        --        --        --        --        --
Distributions from net realized
  gain from investment
  transactions                   (1.99)       (0.15)      --       --       --        --        --     (0.27)    (0.11)    (0.04)
                                ----------------------------------------------   -----------------------------------------------
Total distributions              (1.99)       (0.16)   (0.04)   (0.10)   (0.18)    (0.48)    (0.50)    (0.76)    (0.67)    (0.65)
                                ----------------------------------------------   -----------------------------------------------
Net increase (decrease) in net
  asset value                     1.30         3.06     0.94     1.71     0.47      0.01      0.90     (1.89)     1.11      0.03
                                ----------------------------------------------   -----------------------------------------------
NET ASSET VALUE --
  END OF PERIOD                 $19.47       $18.17   $15.11   $14.17   $12.46   $ 10.77   $ 10.76   $  9.86   $ 11.75   $ 10.64
                                ==============================================   ===============================================
Total Return                     19.41%       21.57%    6.92%   14.59%    5.42%     4.72%    14.50%   (10.11%)   17.18%     6.56%
Net Assets, End of Period (000) $9,095       $7,594   $6,787   $5,165   $3,095   $20,500   $25,806   $26,412   $25,828   $14,641
Ratio of expenses to average
  net assets                      1.44%        1.47%    1.59%    1.44%    1.27%     1.36%     1.35%     1.27%     1.01%     0.65%
Ratio of expenses to average
  net assets*                     1.69%        1.72%    1.90%    2.03%    2.02%     1.61%     1.60%     1.57%     1.61%     1.62%
Ratio of net investment income
  (loss) to average net assets    0.03%       (0.05%)   0.21%    0.63%    1.45%     4.53%     4.82%     4.58%     4.81%     5.65%
Ratio of net investment income
  (loss) to average net assets*  (0.22%)      (0.30%)  (0.82%)   0.05%    0.70%     4.28%     4.57%     4.28%     4.11%     4.68%
Portfolio turnover               17.19%       29.19%   14.14%   12.98%   12.14%    38.80%    60.79%    69.67%    46.95%    57.98%
Average commission rate paid**  5.9080(cent)     --       --       --       --        --        --        --        --        --

----------
 *Ratios calculated as if no expenses were waived.

**Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

Financial Horizons Investment Trust                 Selected data for each share
                                                    of capital stock outstanding
                              Financial Highlights


                                            GOVERNMENT BOND FUND                               CASH RESERVE FUND
                                           YEARS ENDED OCTOBER 31,                           YEARS ENDED OCTOBER 31,
                                   1996      1995      1994      1993      1992     1996     1995     1994     1993     1992
NET ASSET VALUE --
  BEGINNING OF PERIOD            $ 11.07   $ 10.12   $ 11.31   $ 11.00   $ 10.81   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
Net investment income               0.68      0.68      0.58      0.63      0.89     0.05     0.05     0.03     0.02     0.03
Net realized gain (loss) and
  unrealized appreciation
  (depreciation)                   (0.15)     0.95     (1.10)     0.50      0.25       --       --       --       --       --
                                 -----------------------------------------------   ------------------------------------------
Total from investment operations    0.53      1.63     (0.52)     1.13      1.14     0.05     0.05     0.03     0.02     0.03
Dividends from net investment
  income                           (0.68)    (0.68)    (0.58)    (0.66)    (0.89)   (0.05)   (0.05)   (0.03)   (0.02)   (0.03)
Distributions from net realized
  gain from investment
  transactions                        --        --     (0.09)    (0.16)    (0.06)      --       --       --       --       --
                                 -----------------------------------------------   ------------------------------------------
Total distributions                (0.68)    (0.68)    (0.67)    (0.82)    (0.95)   (0.05)   (0.05)   (0.03)   (0.02)   (0.03)
                                 -----------------------------------------------   ------------------------------------------
Net increase (decrease) in net
  asset value                      (0.15)     0.95     (1.19)     0.31      0.19       --       --       --       --       --
                                 -----------------------------------------------   ------------------------------------------
NET ASSET VALUE --
  END OF PERIOD                  $ 10.92   $ 11.07   $ 10.12   $ 11.31   $ 11.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                                 ===============================================   ==========================================
Total Return                        5.01%    16.68%    (4.75%)   10.76%    10.93%    4.97%    5.41%    3.08%    2.05%    3.07%
Net Assets, End of Period (000)  $58,737   $69,190   $70,218   $84,602   $64,249   $4,243   $4,150   $3,950   $2,788   $2,538
Ratio of expenses to average
  net assets                        0.84%     0.89%     1.28%     1.00%     0.65%    0.65%    0.65%    0.84%    1.17%    1.06%
Ratio of expenses to average
  net assets*                       1.59%     1.58%     1.58%     1.61%     1.66%    0.65%    0.65%    1.06%    2.20%    1.82%
Ratio of net investment income
  to average net assets             6.26%     6.42%     5.42%     5.55%     8.18%    4.86%    5.29%    3.14%    2.04%    3.02%
Ratio of net investment income
  to average net assets*            5.51%     5.73%     5.12%     4.93%     7.17%    4.86%    5.29%    2.92%    0.79%    2.28%
Portfolio turnover                 21.04%   140.55%   174.40%   143.63%    87.67%      --       --       --       --       --

----------
* Ratios calculated as if no expenses were waived.


See accompanying notes to financial statements.

Financial Horizons Investment Trust                            October 31, 1996

                          Notes to Financial Statements


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Financial Horizons Investment Trust (Trust), is a diversified, open-end investment company organized under the laws of Massachusetts by a Declaration of Trust dated May 9, 1988. The Trust offers shares in four separate mutual funds which are registered under the Investment Company Act of 1940.

   (a) Security Valuation
   ----------------------
      (1) Growth Fund, Municipal Bond Fund and Government Bond Fund: Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices.
      (2) Cash Reserve Fund: Securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

   (b) Security Transactions and Investment Income
    ----------------------------------------------
      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income, including the pro rata amortization of premium and discount where applicable, is recorded on an accrual basis.

   (c) Federal Income Taxes
   ------------------------
      The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to shareholders.

      As of October 31, 1996, the Municipal and Government Bond Funds had net capital loss carry forwards of $950,935, and $1,301,670, respectively, available to offset future capital gains, which will expire in 6 to 7 years.

   (d)   Dividends to Shareholders
   -------------------------------
      (1) Growth Fund:
          Dividends are paid semi-annually and are recorded on the ex-dividend date.
      (2) Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund:
          Dividends are declared daily and paid monthly from net investment income.

      Distributable net realized capital gains are declared and distributed at least annually for all funds.

      Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective funds.

      Accordingly, as of October 31, 1996, undistributed net investment income and paid-in-capital have been adjusted by the following amount:

                            UNDISTRIBUTED NET
                            INVESTMENT INCOME      PAID-IN-CAPITAL
       Municipal Bond Fund       ($5,752)               $5,752


   (e)   Expenses
   --------------
      Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

Financial Horizons Investment Trust                            October 31, 1996

   (f)   Use of Estimates
   ----------------------
      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2. TRANSACTIONS WITH AFFILIATES
As investment manager for the funds, Nationwide Advisory Services, Inc. (NAS), (formerly Nationwide Financial Services, Inc.), an affiliated company, earns an annual fee of .65% based on the average daily net assets of the Growth Fund, Municipal Bond Fund and Government Bond Fund and .40% of the average daily net asset of the Cash Reserve Fund.

NAS also receives fees for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the Growth Fund, the Municipal Bond Fund, and the Government Bond Fund at an annual rate of .75%. During the year ended October 31, 1996, NAS waived distribution fees for the Growth, Municipal Bond, and Government Bond Funds totaling $20,790, $58,074, and $476,865, respectively, representing .25%,
 .25%, and .75% or $.046, $.027, and $.081 per average share outstanding.

NAS also receives fees as principal underwriter from contingent deferred sales charges (CDSC) ranging from 5% to 1%, imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past six years. During the year ended October 31, 1996, NAS received fees of $12,788, $118,289, $36,566, and $1,593 on the Growth, Municipal Bond, Government Bond, and Cash Reserve Funds, respectively. Additionally, the Government Bond Fund retained fees (CDSC) of $171,119 pursuant to NASD guidelines which limit sales charges payable to underwriters. These fees are reported as "other income."

A subsidiary of NAS (Nationwide Investors Services, Inc.) acts as transfer and dividend disbursing agent for the funds.

3. BANK LOANS
The Trust has an unsecured bank line of credit of $6,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus .50%. No compensating balances are required, and there were no outstanding balances at October 31, 1996.

4. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding U.S. Government and short-term securities) and purchases and sales of U.S. Government Obligations for the year ended October 31, 1996, are summarized as follows:

                          SECURITIES        U.S. GOVT. OBLIGATIONS
                     PURCHASES     SALES     PURCHASES     SALES
Growth Fund          $1,314,505 $ 1,398,557 $ 2,199,583 $ 2,067,484
Municipal Bond Fund   8,809,010  14,273,766          --          --
Government Bond Fund    204,679   4,044,039  12,570,795  24,928,887
Cash Reserve Fund            --          --     702,640     690,000

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at October 31, 1996, are the following components:

                         GROSS        GROSS         NET
                      UNREALIZED   UNREALIZED    UNREALIZED
                         GAINS       LOSSES     APPRECIATION
Growth Fund          $2,861,926    $(173,732)   $2,688,194
Municipal Bond Fund     354,539     (195,846)      158,693
Government Bond Fund  1,470,150     (211,888)    1,258,262

5. FEDERAL INCOME TAX INFORMATION (UNAUDITED)
For corporate shareholders, 42.9% of the income dividends and short-term capital gain distributions paid by the Growth Fund in the fiscal year ended October 31, 1996 qualifies for the corporate dividend received deduction.

All of the distributions paid by the Municipal Bond Fund during the fiscal year are exempt from federal income taxes.

Financial Horizons Investment Trust

                          Independent Auditors' Report



The Shareholders and Board of Trustees of
   The Financial Horizons Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of The Financial Horizons Investment Trust -- Growth Fund, Municipal Bond Fund, Government Bond Fund, and Cash Reserve Fund, as of October 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1996, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Financial Horizons Investment Trust as of October 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.




                                                   KPMG Peat Marwick LLP


December 13, 1996
Columbus, Ohio

                                    APPENDIX

                          DESCRIPTION OF NRSRO RATINGS

SHORT-TERM RATINGS (including commercial paper, senior short-term obligations and deposit obligations). Issues rated Duff 2 by Duff & Phelps, Inc. (D&P) have good certainty of timely payments, Liquidity factors and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small. Relative strengths or weaknesses of the above factors determines whether the issuer's commercial paper is rated Duff 1+, Duff 1, or Duff 1-.

Issues assigned F-2 by Fitch Investors Services, Inc. (Fitch) have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings. Issues assigned the rating of F-1+ are regarded as having the strongest degree of assurance for timely payment and issues assigned F-1 reflect an assurance of timely payments only slightly less in degree than issues rated F-1+.

Among the factors considered by Moody's Investors Service, Inc. (Moody's) in assigning ratings are the following: (1) quality of management; (2) industry strengths and risks; (3) vulnerability to business cycles; (4) competitive position; (5) liquidity measurements; (6) debt structure; (7) operating trends; and (8) access to capital markets. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated P-1 or P-1.

Issues rated by Standard & Poor's (S&P) as A-1, the highest category, indicates that the degree of safety regarding timely payment is strong. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated AA or better. The issuer has access to at least two additional channels of borrowing. Basic earning and cash flow have an upward trend with allowance made for unusual circumstances. Typically the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1+, A-1 or A-2.

Issues rated TBW-2 by Thomson Bank Watch (Thomson) have a strong degree of safety regarding timely repayment of principal and interest. The relative degree of safety is not quite as high as an issues with a TBW-1 rating.

IBCA Limited and its affiliate, IBCA, Inc. (IBCA) issues ratings and reports on the largest U.S. and International bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The individual Rating addresses 1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balanced sheet, a favorable credit profile, and a consistent record of well above average performance. A "B" rating indicates a sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The Legal Rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated A-1 are obligations supported by a very strong capacity for timely repayment. Issues rated A-2 have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

Thomson issues ratings on bank holding companies, U.S. banks, international banks, investment banks, and savings and loan associations. Issues rated TBW1 are obligations that indicate a very high degree of likelihood that principal and interest will be paid on a timely basis. A TBW2 rating indicates that the relative degree of safety is not quite as high as an issue with a TBW1 rating.


                      DESCRIPTION OF MUNICIPAL NOTE RATINGS

                                  S&P'S RATINGS

A note rating by S&P reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating or bond. The following criteria will be used in making that assessment.

         - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

         - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

S&P note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2     Satisfactory capacity to pay principal and interest.

                                 MOODY'S RATINGS

MIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                           DESCRIPTION OF BOND RATINGS

The ratings of S&P and Moody's represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

                                  S&P'S RATINGS

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Note: The ratings from AA to BBB may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.

                                 MOODY'S RATINGS

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Note: Moody's applies numerical modifiers 1,2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating catagory; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic catagory.

BOND RATINGS

Bonds rated AA or AAA by D&P are deemed to be high quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Bonds rated AA or AAA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

Bonds rated AA or AAA by IBCA indicates a very strong capacity for timely repayment of debt. Margins of protection may not be as large as for AAA issues.

Bonds rated AA or AAA by Thomson indicates ability to repay principal and interest on a timely basis. Bonds rated AA may have limited incremental risk versus AAA issues.

PART C. OTHER INFORMATION
FEBRUARY 28, 1997

FINANCIAL HORIZONS INVESTMENT TRUST

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:                            Cash Reserve Fund
                                                     Government Bond Fund
                                                     Municipal Bond Fund
                                                     Growth Fund

(1)      Financial statements and schedules included in Prospectus (Part A):

         Financial Highlights for the years ended October 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990 and the period December 19, 1988, commencement of operations, through October 31, 1989

(2)      Financial statements and schedules included in Part B:

         Those financial statements and schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A)

         Financial Highlights for the years ended October 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990 and the period December 19, 1988, commencement of operations, through October 31, 1989

         Statements of Investments at October 31, 1996

         Statements of Assets and Liabilities at October 31, 1996

         Statements of operations for the year ended October 31, 1996

         Statements of Changes in Net Assets for each of the years in the two-year period ended October 31, 1996

         Notes to Financial Statements

         Independent Auditors' Report relating to the above financial statements and the Financial Highlights

(b) Exhibits:

(1) Declaration of Trust (Charter), previously filed with registration statement and herein incorporated by reference.

(2) By-Laws, previously filed with registration statement and herein incorporated by reference.

(3)      Not applicable.

(4)      Not applicable.

(5) Investment Management Agreement previously filed with registration statement and herein incorporated by reference.

(6) Underwriting Agreement previously filed with registration statement and herein incorporated by reference.

(7)      Not applicable.

(8) Custodian Agreement previously filed with registration statement and herein incorporated by reference.

(9) Transfer and Dividend Disbursing Agent Agreement previously filed with registration statement and herein incorporated by reference.

(10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable was filed with the Securities and Exchange Commission on December 27, 1996, pursuant to Rule 24f-2 and herein incorporated by reference.

(11)     Independent Auditors' Consent.

(12)     Not applicable.

(13)     Not applicable.

(14)     Not applicable.

(15) Distribution Plan previously filed with registration statement and herein incorporated by reference.

(16) Performance Quotation Computation Schedule previously filed with Post-Effective Amendments and herein incorporated by reference.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

                                                         NUMBER OF RECORD
                                                           HOLDERS AS OF
TITLE OF CLASS                                           DECEMBER 31, 1996

Cash Reserve Fund                                                   53
Government Bond Fund                                              2481
Municipal Bond Fund                                                669
Growth Fund                                                        724

ITEM 27. INDEMNIFICATION

Limitation of Liability and Indemnification provisions for Trustees, officers, employees and agents of Registrant are set forth in Article V, Sections 5.1 through 5.3 of the Declaration of Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under Section 5.1 of the Declaration of Trust shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

         (a) Subject to the exceptions and limitations contained in paragraph
(b) below:

                  (i) every person who is or has been a Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:

                  (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                  (iii) in the event of a settlement of other disposition not involving a final adjudication as provided in paragraphs (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been either a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that he did not engage in such conduct:

                           (A) by vote of a majority of the Disinterested
Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                           (B) by written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which personnel other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of
Section 5.3 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under Section 5.3 of the Declaration of Trust, provided that either:

                  (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

         As used in Section 5.3 of the Declaration of Trust, a "Disinterested Trustee" is one (i) who is not an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending. See Item 24(b)(1) (Exhibit 1) above, whose terms and conditions as summarized herein are hereby incorporated by reference.

         Limitation of Liability provisions for the Investment Manager are set forth in paragraph 6 of the Investment Management Agreement. The Investment Manager shall not be liable for any instructions, action or failure to act, or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any security on the recommendation of the Investment Manager, whether or not such recommendation shall have been based upon its own investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith; but nothing herein contained shall be construed to protect the Manager against any liability to the Trust or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this agreement. See item 24(b)(5) above (Exhibit 3), whose terms and conditions as summarized herein are hereby incorporated by reference.

         Registrant undertakes that it will comply with the indemnification provisions of its Declaration of Trust, Investment Management Agreement, Underwriting Agreement and any other agreement to which the Registrant is a party containing indemnification provisions in accordance with the provisions of Investment Company Act of 1940 Release No. 11330, as modified from time to time.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Nationwide Advisory Services, Inc. (NAS), the investment adviser of Financial Horizons Investment Trust, also serves as the investment adviser to Nationwide Investing Foundation, Nationwide Investing Foundation II and Nationwide Separate Account Trust, and serves as general distributor to the Nationwide Multi-Flex, Nationwide Spectrum, Nationwide DC, and Nationwide Variable and Variable II Accounts, separate accounts of Nationwide Life Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

         Directors and Officers of Investment Adviser

Joseph J. Gasper

                     Director and President and Chief Operating Officer
                     --------------------------------------------------
                     Nationwide Life Insurance Company
                     Nationwide Life and Annuity Insurance Company Nationwide Financial Services, Inc.

                     Director and Chairman of the Board
                     ----------------------------------
                     Nationwide Investment Services Corporation
                     West Coast Life Insurance Company

                     Director and Vice Chairman
                     --------------------------
                     Nationwide Financial Institution Distributors Agency, Inc. NEA Valuebuilder Investor Services, Inc.
                     Public Employees Benefit Services Corporation

                     Director and President
                     ----------------------
                     Nationwide Advisory Services, Inc.
                     Nationwide Investors Services, Inc.

                     Director
                     --------
                     Affliate Agency, Inc.
                     Affliate Agency of Ohio, Inc.
                     Financial Horizons Distributors Agency of Alabama, Inc. Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                     GatesMcdonald Health Plus, Inc.
                     Gates, McDonald & Company
                     Landmark Financial Services of New York, Inc.
                     Nationwide Indemnity Company

                     Trustee and President
                     ---------------------
                     Nationwide Insurance GolfCharities, Inc.

Gordon E. McCutchan

                     Executive Vice President-Law and Corporate
                     ------------------------------------------
                     Services and Secretary
                     ----------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
                     Nationwide Financial Services, Inc.
                     Nationwide Properties, Ltd.
                     Nationwide Realty investors, Ltd.
                     NEA Valuebuilder Investor Services, Inc.

                     NEA Valuebuilder Investor Services of Arizona, Inc. Nationwide Financial Institution Distributors Agency, Inc. Colonial County Mutual Insurance Company
                     Colonial Insurance Company of California
                     Farmland Mutual Insurance Company
                     Lone Star General Agency, Inc.
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Employers Insurance of Wausau A Mutual Company
                     National Premium and Benefit Administration Company Nationwide Community Urban Redevelopment Corporation Nationwide Corporation
                     Nationwide Insurance Enterprise Foundation
                     Nationwide Investment Services Corporation
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Scottsdale Surplus Lines Insurance Company
                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     West Coast Life Insurance Company

                     Executive Vice President-Law and Corporate Services
                     ---------------------------------------------------
                     American Marine Underwriters, Inc.
                     Employers Life Insurance Company of Wausau
                     Pension Associates of Wausau, Inc.
                     Public Employees Benefit Services Corporation Wausau Preferred Health Insurance Company
                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Wausau International Underwriters

                     Executive Vice President-Law and Corporate
                     ------------------------------------------
                     Services and Director
                     ---------------------
                     Nationwide Advisory Services, Inc.
                     Nationwide Investor Services, Inc.

                     Executive Vice President-Law and Corporate
                     ------------------------------------------
                     Services and Secretary and Director
                     -----------------------------------
                     California Cash Management Company
                     National Casualty Company
                     Nationwide Cash Management Company
                     Nationwide Indemnity Company

                     Vice Chairman and Director
                     --------------------------
                     Neckura Holding Company
                     Neckura Insurance Company
                     Neckura Life Insurance Company

                     Secretary
                     ---------
                     The Beak and Wire Corporation
                     Affiliate Agency, Inc.

                   Affiliate Agency of Ohio, Inc.
                   Financial Horizons Distributors Agency of Alabama, Inc. Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                   Landmark Financial Services of New York, Inc.
                   NEA Valuebuilder Investor Services of Alabama, Inc.
                   NEA Valuebuilder Investor Services of Montana
                   NEA Valuebuilder Investor Services of Nevada
                   NEA Valuebuilder Investor Services of Ohio, Inc.
                   NEA Valuebuilder Investor Services of Oklahoma, Inc.
                   NEA Valuebuilder Investor Services of Wyoming, Inc.

                   Vice Chairman, Secretary and Director
                   -------------------------------------
                   Gates, McDonald & Company
                   GatesMcDonald Health Plus, Inc.

                   Chairman of the Board, Secretary and Director
                   ---------------------------------------------
                   Gates, McDonald & Company of Nevada
                   Gates, McDonald & Company of New York, Inc.

                   Secretary and Director
                   ----------------------
                   Nationwide Agency, Inc.
                   Nationwide HMO, Inc.
                   Nationwide Management Systems, Inc.

                   Director
                   --------
                   Leben Direkt Insurance Company
                   MRM Investments, Inc.
                   NWE, Inc.

                   Clerk
                   -----
                   NEA Valuebuilder Services Insurance Agency, Inc.

Dimon R. McFerson

                   Chairman and Chief Executive Officer-Nationwide
                   ------------------------------------------------
                   Insurance Enterprise and Director
                   ---------------------------------
                   Nationwide Mutual, Nationwide Mutual Fire,
                   Nationwide General, Nationwide Property and
                   Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                   Colonial Insurance Company of California
                   West Coast Life Insurance Company
                   Nationwide Communications Inc.
                   Nationwide Corporation
                   Farmland Mutual Insurance Company
                   Nationwide Agribusiness Insurance Company
                   National Casualty Company
                   Nationwide Financial Services, Inc.
                   Nationwide Investment Services Corporation
                   California Cash Management Company
                   Nationwide Cash Management Company
                   Employers Insurance of Wausau A Mutual Company
                   Scottsdale Indemnity Company
                   Scottsdale Insurance Company
                   Scottsdale Surplus Lines Insurance Company
                   Wausau Service Corporation
                   Wausau General Insurance Company
                   Wausau Business Insurance Company
                   Wausau Underwriters Insurance Company

                   Chairman of the Board, Chairman and Chief Executive Officer-
                   ------------------------------------------------------------

                   Nationwide Insurance Enterprise and Director
                   --------------------------------------------
                   American Marine Underwriters, Inc.
                   Gates, McDonald & Company
                   GatesMcDonald Health Plus, Inc.
                   Nationwide Investor Services, Inc.
                   Public Employees Benefit Services Corporation
                   Companies Agency, Inc.
                   Companies Agency of Alabama, Inc.
                   Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                   Companies Agency of Illinois, Inc.
                   Companies Agency of Kentucky, Inc.
                   Companies Agency of Massachusetts, Inc.
                   Companies Agency of New York, Inc.
                   Companies Agency of Pennsylvania, Inc.
                   Companies Agency of Phoenix, Inc.
                   Countrywide Services Corporation
                   Employers Life Insurance Company of Wausau
                   Nationwide Advisory Services, Inc.
                   Nationwide Financial Institution Distributors Agency, Inc. Wausau International Underwriters
                   Wausau Preferred Health Insurance Company

                   Chairman and Director
                   ---------------------
                   NEA Investor Services of Arizona, Inc.

                   Chairman and Chief Executive Officer and Director
                   -------------------------------------------------
                   Nationwide Indemnity Company

                   Trustee, Chairman
                   -----------------
                   Financial Horizons Investment Trust
                   Nationwide Investing Foundation
                   Nationwide Investing Foundation II
                   Nationwide Separate Account Trust

                   Chairman of the Board
                   ---------------------
                   Nationwide Insurance Golf Charities, Inc.

                   Chairman of the Board and Director
                   ----------------------------------
                   Lone Star General Agency, Inc.
                   Nationwide Community Urban Redevelopment Corporation NEA Valuebuilder Investor Services, Inc.
                   Colonial County Mutual Insurance Company

                   Director
                   --------
                   Gates, McDonald & Company of Nevada
                   Gates, McDonald & Company of New York

                   Chairman of the Board, Chairman and Chief
                   -----------------------------------------
                   Executive Officer-Nationwide Insurance Enterprise
                   -------------------------------------------------
                   and Trustee
                   -----------
                   Nationwide Insurance Enterprise Foundation.

                   Member-Board of Managers, Chairman of the Board, Chairman
                   ---------------------------------------------------------
                   and Chief Executive Officer-Nationwide Insurance Enterprise
                   -----------------------------------------------------------
                   Nationwide Properties, Ltd.
                   Nationwide Realty investors, Ltd.

Robert A. Oakley

                   Executive Vice President-Chief Financial Officer
                   ------------------------------------------------
                   Nationwide Mutual, Nationwide Mutual Fire,
                   Nationwide Life, Nationwide General, Nationwide

                     Property and Casualty, and Nationwide Life and
                     Annuity Insurance Companies
                     American Marine Underwriters, Inc.
                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Employers Life Insurance Company of Wausau
                     National Casualty Company
                     National Premium and Benefit Administration
                     Company
                     The Beak and Wire Corporation
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company
                     Farmland Mutual Insurance Company
                     Nationwide Financial Institution Distributors Agency, Inc. Lone Star General Agency, Inc.
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Financial Services, Inc.
                     Nationwide Investment Services Corporation
                     Nationwide Investor Services, Inc.
                     Nationwide Insurance Enterprise Foundation
                     Nationwide Properties, Ltd.
                     Nationwide Realty Investors, Ltd.
                     NEA Valuebuilder Investor Services, Inc.
                     NEA Valuebuilder Investor Services of Arizona, Inc. Colonial County Mutual Insurance Company
                     Pension Associates of Wausau, Inc.
                     Public Employees Benefit Services Corporation
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Scottsdale Surplus Lines insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Preferred Health Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company

                     Director, Chairman of the Board
                     -------------------------------
                     Neckura Insurance Company
                     Neckura Life Insurance Company

                     Executive Vice President-Chief Financial Officer and
                     -----------------------------------------------------
                     Director
                     --------
                     California Cash Management Company
                     Nationwide Cash Management Company
                     Nationwide Community Urban Redevelopment Corporation MRM Investments, Inc.
                     Nationwide Advisory Services, Inc.
                     Nationwide Indemnity Company

                     Executive Vice President
                     ------------------------
                     Companies Agency Insurance Services of California Wausau International Underwriters

                     Director, Vice Chairman
                     -----------------------
                     Leben Direkt Insurance Company
                     Neckura General Insurance Company
                     Auto Direkt Insurance Company

                     Director
                     --------
                     NWE, Inc.
                     Wausau Insurance Company (U.K.) Limited
                     Neckura Holding Company

Robert J. Woodard, Jr.

                     Executive Vice President-Chief Investment Officer
                     -------------------------------------------------
                     Nationwide Mutual, Nationwide Mutual Fire,
                     Nationwide General, Nationwide Property and Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                     Colonial Country Mutual Insurance Company
                     Colonial Insurance Company of California
                     Employers Insurance of Wausau A Mutual Company
                     Employers Life Insurance Company of Wausau
                     Farmland Mutual Insurance Company
                     Gates, McDonald & Company
                     GatesMcDonald Health Plus, Inc.
                     Lone  Star General Agency, Inc.
                     National Casualty Company
                     Nationwide Financial Services, Inc.
                     Nationwide Agribusiness Insurance Company
                     Nationwide Communications Inc.
                     Nationwide Corporation
                     Nationwide Advisory Services, Inc.
                     Nationwide Insurance Enterprise Foundation
                     Nationwide Investment Services Corporation
                     Pension Associates of Wausau
                     Public Employees Benefit Services Corporation
                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company
                     Scottsdale Surplus Lines Insurance Company
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     Wausau Preferred Health Insurance Company
                     Wausau Service Corporation
                     Wausau Underwriters Insurance Company
                     West Coast Life Insurance Company

                     Member-Board of Managers, Vice Chairman
                     ---------------------------------------
                     Nationwide Properties, Ltd.
                     Nationwide Realty Investors, Ltd.

                     Director and President
                     ----------------------
                     California Cash Management Company
                     MRM Investments, Inc.
                     Nationwide Cash Management Company.
                     Nationwide Community Urban Redevelopment Corporation NWE, Inc.

                     Director, Executive Vice President - Chief Investment
                     ----------------------------------------------------------
                     Officer
                     -------
                     Nationwide Indemnity Company

James F. Laird, Jr.

                     Vice President and General Manager
                     ----------------------------------

                    Nationwide Advisory Services, Inc.

                    Vice President and General Manager and Director
                    -----------------------------------------------
                    Nationwide Investors Services, Inc.

                    Treasurer
                    ---------
                    Nationwide Investing Foundation
                    Nationwide Investing Foundation II
                    Nationwide Separate Account Trust
                    Financial Horizons Investment Trust.

Harry A. Schermer

                    Vice President-Equity Securities
                    --------------------------------
                    Nationwide Mutual, Nationwide Mutual Fire,
                    Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and
                    Annuity Insurance Companies
                    Nationwide Indemnity Company

                    Vice President-Investments
                    --------------------------
                    Nationwide Advisory Services, Inc.

                    Vice President
                    --------------
                    Nationwide Insurance Enterprise Foundation

                    Assistant Treasurer
                    -------------------
                    Financial Horizons Investment Trust
                    Nationwide Separate Account Trust
                    Nationwide Investing Foundation
                    Nationwide Investing Foundation II.

W. Sidney Druen     Senior Vice President and General Counsel and
                    ---------------------------------------------
                    Assistant Secretary
                    -------------------
                    Nationwide Mutual, Nationwide Mutual Fire,
                    Nationwide Life, Nationwide General, Nationwide
                    Property and Casualty, and Nationwide Life and
                    Annuity Insurance Companies
                    Nationwide Advisory Services, Inc.
                    Nationwide Ivestors Services, Inc.
                    Employers Insurance of Wausau A Mutual Company
                    Employers Life Insurance Company of Wausau
                    Wausau Business Insurance Company
                    Wausau General Insurance Company
                    Wausau Underwriters Insurance Company
                    Wausau Preferred Health Insurance Company
                    Wausau Service Corporation

                    Senior Vice President and General Counsel
                    -----------------------------------------
                    Affiliate Agency, Inc.
                    Affiliate Agency of Ohio, Inc.
                    American Marine Underwriters, Inc.
                    The Beak and Wire Corporation
                    California Cash Management Company
                    Colonial County Mutual Insurance Company
                    Colonial Insurance Company of California
                    Farmland Mutual Insurance Company
                    Nationwide Agribusiness Insurance Company
                    Nationwide Financial Services, Inc.
                    Nationwide Financial Institution Distributors Agency, Inc. Financial Horizons Distributors Agency of Alabama, Inc.

                    Financial Horizons Distributors Agency of Ohio, Inc. Financial Horizons Distributors Agency of Oklahoma, Inc. Financial Horizons Securities Corporation
                    Gates, McDonald & Company
                    Gates, McDonald & Company of Nevada
                    Gates, McDonald & Company of New York
                    GatesMcDonald Health Plus, Inc.
                    Landmark Financial Services of New York, Inc.
                    National Casualty Company
                    Nationwide Cash Management Company
                    Nationwide Communications Inc.
                    Nationwide Corporation
                    Nationwide Investment Services Corporation
                    Companies Agency, Inc.
                    Companies Agency Insurance Services of California
                    Companies Agency of Alabama, Inc.
                    Companies Agency of Idaho, Inc.
                    Companies Agency of Illinois, Inc.
                    Companies Agency of Kentucky, Inc.
                    Companies Agency of Massachusetts, Inc.
                    Companies Agency of New York, Inc.
                    Companies Agency of Pennsylvania, Inc.
                    Companies Agency of Phoenix, Inc.
                    Countrywide Services Corporation
                    Lone Star General Agency Inc.
                    Nationwide Insurance Enterprise Foundation
                    Nationwide Indemnity Company
                    Nationwide Properties, Ltd.
                    Nationwide Realty Investors, Ltd.
                    NEA Valuebuilder Investor Services, Inc.
                    NEA Valuebuilder Investor Services of Alabama, Inc.
                    NEA Valuebulider Investor Services of Arizona, Inc.
                    NEA Valuebuilder Investor Services of Montana
                    NEA Valuebuilder Investor Services of Nevada
                    NEA Valuebuilder Investor Services of Ohio, Inc.
                    NEA Valuebuilder Investor Services of Oklahoma, Inc.
                    NEA Valuebuilder Investor Services of Wyoming
                    NEA Valuebuilder Services Insurance Agency, Inc.
                    MRM Investments, Inc.
                    NWE, Inc.
                    PEBSCO of Massachusetts Insurance Agency, Inc.
                    Pension Associates of Wausau, Inc.
                    Public Employees Benefit Services Corporation
                    Public Employees Benefit Services Corporation of Alabama Public Employees Benefit Services Corporation of Arkansas Public Employees Benefit Services Corporation of Montana Public Employees Benefit Services Corporation of New Mexico Scottsdale Indemnity Company
                    Scottsdale Insurance Company
                    Scottsdale Surplus Lines Insurance Company
                    Wausau International Underwriters
                    West Coast Life Insurance Company

                    Senior Vice President and General Counsel and
                    ---------------------------------------------
                    Director
                    --------
                    Nationwide Community Urban Redevelopment Corporation

                    General Counsel
                    ---------------
                    Nationwide Insurance Golf Charities, Inc.

William G. Goslee

                    Treasurer
                    ---------

                      Nationwide Advisory Services, Inc.
                      Nationwide Investors Services, Inc.

                      Assistant Treasurer
                      -------------------
                      Nationwide Investing Foundation
                      Nationwide Separate Account Trust
                      Nationwide Investing Foundation II
                      Financial Horizons Investment Trust.

Rae I. Pollina        Secretary
                      ---------
                      Nationwide Advisory Services, Inc.
                      Nationwide Investors Services, Inc.
                      Nationwide Investing Foundation
                      Nationwide Separate Account Trust
                      Nationwide Investing Foundation II
                      Financial Horizons Investment Trust.

Peter J. Neckermann

                      Vice President - Economic and Investment Services
                      -------------------------------------------------
                      Nationwide Mutual, Nationwide Mutual Fire,
                      Nationwide Property and Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies Nationwide Indemnity Company

                      Vice President
                      --------------
                      Nationwide Advisory Services, Inc.

                      Director
                      --------
                      Nationwide Investors Services, Inc.
                      Neckura Holding Company

                      Assistant Secretary
                      -------------------
                      West Coast Life Insurance Company
                      Assistant Treasurer
                      --------------------
                      Financial Horizons Investment Trust
                      National Casualty Company
                      National Premium and Benefit Administration Company Nationwide Investing Foundation
                      Nationwide Investing Foundation II
                      Nationwide Separate Account Trust.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of California
2390 East Orangewood Avenue
P.O. Box 4347
Anaheim, California 92803-4347

Employers Insurance of Wausau A Mutual Company
2000 Westwood Drive
Wausau, Wisconsin 54401-7881

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

West Coast Life Insurance Company
343 Sansome Street
San Francisco, California 94104-1303

National Casualty Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura General Insurance Company
Neckura Holding Company
Neckura Insurance Company
Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Public Employees Benefit Services Corporation
Two Nationwide Plaza
Columbus, Ohio 43215

Nationwide Advisory Services, Inc.
Nationwide Investors Services, Inc.
Three Nationwide Plaza
Columbus, Ohio 43216

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  See Item 28 above.

(B) NATIONWIDE ADVISORY SERVICES, INC.

                                    DIRECTORS

                                                                                                  POSITION WITH
NAME                           BUSINESS ADDRESS                        TITLE                        REGISTRANT
Joseph J. Gasper               One Nationwide Plaza                    President                    N/A
                               Columbus, OH 43215

Gordon E. McCutchan            One Nationwide Plaza                    Executive VP -               N/A
                               Columbus, OH 43215                      Law and Corporate
                                                                       Services

Dimon R. McFerson              One Nationwide Plaza                    Chairman and                 Chairman of the
Columbus, OH 43215                                                     Chief Executive              Board of Trustees
                                                                       Officer-Nationwide
                                                                       Insurance Enterprise

Robert A. Oakley               One Nationwide Plaza                    Executive Vice Presi-        N/A
                               Columbus, OH 43215                      dent, Chief Financial
                                                                       Officer

Robert J. Woodward, Jr.        One Nationwide Plaza                    Executive Vice Presi-        N/A
                               Columbus, OH  43215                     dent-Chief Investment
                                                                       Officer

                                    OFFICERS

                                                                                                    POSITION WITH
NAME                           BUSINESS ADDRESS                        TITLE                        REGISTRANT
Joseph J. Gasper               One Nationwide Plaza                    President                    N/A
                               Columbus, OH 43215

Dimon R. McFerson              One Nationwide Plaza                    Chairman and Chief           Chairman of the
                               Columbus, OH 43215                      Executive Officer -          Board of Trustees
                                                                       Nationwide Insurance
                                                                       Enterprise

Robert J. Woodward, Jr.        One Nationwide Plaza                    Executive Vice Presi-        N/A
                               Columbus, OH  43215                     dent-Chief Investment
                                                                       Officer

Gordon E. McCutchan            One Nationwide Plaza                    Executive Vice               N/A
                               Columbus, OH 43215                      President-Law and
                                                                       Corporate Services

Robert A. Oakley               One Nationwide Plaza                    Executive Vice Presi-        N/A
                               Columbus, OH 43215                      dent, Chief Financial
                                                                       Officer

W. Sidney Druen                One Nationwide Plaza                    Senior Vice President,       Counsel
                               Columbus, OH 43215                      General Counsel and
                                                                       Assistant Secretary

Peter J. Neckermann            One Nationwide Plaza                    Vice President               Assistant Treasurer
                               Columbus, OH 43215

Harry A. Schermer              One Nationwide Plaza                    Vice President-              Assistant Treasurer
                               Columbus, OH 43215                      Investments

James F. Laird, Jr.            One Nationwide Plaza                    Vice President and           Assistant Treasurer
                               Columbus, OH 43215                      General Manager

William G. Goslee              One Nationwide Plaza                    Treasurer                    Assistant
                               Columbus, OH 43215                                                   Treasurer

Rae I. Pollina                 One Nationwide Plaza                    Secretary                    Secretary
                               Columbus, OH 43215

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

William G. Goslee
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, OH  43215

ITEM 31.  MANAGEMENT SERVICES

         Not applicable.

ITEM 32.  UNDERTAKINGS

         The undersigned Registrant hereby undertakes:

         (a) insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrantof expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted bysuch director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue;

         (b) to seek shareholder approval of the Investment Management Agreement (Exhibit 5), the Underwriting Agreement (Exhibit 6) and the Distribution Plan (exhibit 15) and ratification of the selection of independent public accountants under the Investment Company Act of 1940 at the first annual or special meeting of shareholders occurring after the effective date of registrant's Registration Statement under the Securities Act of 1933; and

         (c) (i)Registrant will call such a meeting when requested in writing to do so by the holders of not less than 10 percent of its outstanding shares;
(ii)whenever ten or more shareholders of record of registrant who have been such for at least six months preceding the date of application, and who in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the outstanding shares of registrant in writing, stating that they wish to communicate with the other shareholders with a view to obtaing signatures to a request for a meeting pursuant to Section 16(c) of the Investment Company Act of 1940 and accompanied by a form of communication and request which they wish to transmit, registrant shall thererafter comply in all respects with the provisions of said Section 16(c) insofar as they relate to such shareholder communications. (iii)to furnish each person to whom a prospectus is delivered, a copy of the Trust's Annual Report upon request and without charge.

                          INDEPENDENT AUDITORS' CONSENT

To the Trustees
Financial Horizons Investment Trust

We consent to the use of our report dated December 13, 1996 included in the Statement of Additional Information and to the reference to our firm under the heading "Financial Highlights" in the Prospectus.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 28, 1997

                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 9 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on it behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on the 29 day of February, 1996.

                                             FINANCIAL HORIZONS INVESTMENT TRUST

                                             James F. Laird, Jr., Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Regulation Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE                                        TITLES
Principal Executive Officer

DIMON R. MCFERSON                                    Trustee and Chairman
Dimon R. McFerson                                    Principal Accounting and
                                                     Financial Officer

JAMES F. LAIRD, JR.                                  Treasurer
James F. Laird, Jr.

JOHN C. BRYANT                                       Trustee
John C. Bryant

ROBERT M. DUNCAN                                     Trustee
Robert M. Duncan

THOMAS J. KERR, IV                                   Trustee
Thomas J. Kerr, IV

                                                                                                 James F. Laird,Jr.
                                                                                                 Attorney-in-Fact
                                                                                                 February 28, 1997

                                    SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 9 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on it behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on the 29 day of February, 1996.

                                             FINANCIAL HORIZONS INVESTMENT TRUST

                                             JAMES F. LAIRD, JR.
                                             James F. Laird, Jr., Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Regulation Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE AND TITLE                                              TITLES
Principal Executive Officer

DIMON R. MCFERSON                                    Trustee and Chairman
Dimon R. McFerson                                    Principal Accounting and
                                                     Financial Officer

JAMES F. LAIRD, JR.                                  Treasurer
James F. Laird, Jr.

JOHN C. BRYANT                                       Trustee
John C. Bryant

ROBERT M. DUNCAN                                     Trustee
Robert M. Duncan

THOMAS J. KERR, IV                                   Trustee
Thomas J. Kerr, IV

                                                                                                 JAMES F. LAIRD,JR.
                                                                                                 James F. Laird,Jr.
                                                                                                 Attorney-in-Fact
                                                                                                 February 28, 1997